UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Multi-Sector Bond

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Total Return Bond Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.92%; Class B, 1.62%; Class C, 1.62%; Class L, 1.12%; Class Q, 0.54%; Class R, 1.37%; Class X, 1.62%; Class Z, 0.62%. Net operating expenses: Class A, 0.85%; Class B, 1.35%; Class C, 1.60%; Class L, 1.10%; Class Q, 0.54%; Class R, 1.10%; Class X, 0.85%; Class Z, 0.60%, after contractual reduction. The contractual reduction is through 2/28/2013 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.33%	7.26%	45.39%	86.77%	—
Class B	3.14	6.80	42.03	75.65	—
Class C	2.94	6.46	41.44	77.34	—
Class L	3.27	7.07	43.69	N/A	44.26% (3/5/07)
Class Q	3.49	7.65	N/A	N/A	12.34 (12/27/10)
Class R	3.19	7.06	N/A	N/A	38.37 (1/14/08)
Class X	3.31	7.31	46.43	N/A	47.13 (3/5/07)
Class Z	3.39	7.55	47.01	91.13	—
Barclays U.S. Aggregate Bond Index	2.44	7.54	36.16	74.29	—
Lipper Intermediate Investment-Grade Debt Funds Average	3.23	6.49	32.50	67.42	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	3.36%	6.68%	5.95%	—
Class B	2.61	6.98	5.78	—
Class C	6.42	7.06	5.89	—
Class L	3.30	6.47	N/A	6.34% (3/5/07)
Class Q	8.47	N/A	N/A	8.66 (12/27/10)
Class R	7.95	N/A	N/A	7.75 (1/14/08)
Class X	2.20	7.36	N/A	7.39 (3/5/07)
Class Z	8.45	7.90	6.69	—
Barclays U.S. Aggregate Bond Index	7.71	6.25	5.80	—
Lipper Intermediate Investment-Grade Debt Funds Average	6.88	5.61	5.31	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively, and a 12b-1 fee of 0.30% and 0.50%, respectively, annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class L and Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class X shares are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares convert to Class A shares approximately 10 years after purchase. Class Q shares are not subject to a sales charge or a 12b-1 fee. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

For the period through February 28, 2013, the distributor of the Fund has contractually agreed to limit the distribution and service (12b-1) fees to 0.25% and 0.50%, respectively, of the average daily net assets of the Class A and Class R shares.

Prudential Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

For the period through February 28, 2013, the manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest, and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets.

Benchmark Definitions

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how U.S. investment grade bonds have performed. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/12 are 36.90% for Class L and Class X; 9.37% for Class Q; and 29.90% for Class R. Barclays U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/12 are 6.14% for Class L and Class X; 6.48% for Class Q; and 6.07% for Class R.

Lipper Intermediate Investment-Grade Debt Funds Average

The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) are funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/12 are 33.01% for Class L and Class X; 8.97% for Class Q; and 28.16% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/12 are 5.49% for Class L and Class X; 6.23% for Class Q; and 5.70% for Class R.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.57	2.56%
Class B	0.53	2.18
Class C	0.51	1.93
Class L	0.55	2.43
Class Q	0.59	3.00
Class R	0.55	2.37
Class X	0.57	2.67
Class Z	0.58	2.94

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Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
U.S. Treasury Note, 4.750%, 05/15/14	3.0%
Government National Mortgage Association, 4.500%, TBA 30 YR	2.2
U.S. Treasury Note, 0.250%, 03/31/14	2.1
U.S. Treasury Note, 4.000%, 02/15/14	1.5
Government National Mortgage Association, 4.000%, TBA 30 YR	1.3

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/12
U.S. Government & Agency	20.4%
Aaa	18.4
Aa	5.5
A	15.3
Baa	21.4
Ba	9.0
B	6.8
Caa	0.4
Less than Caa	0.1
Not Rated**	15.7
Total Investments	113.0
Liabilities in excess of other assets	–13.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 15.5% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Total Return Bond Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund, Inc.		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,033.30	0.85%	$4.30
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27

Class B	Actual	$1,000.00	$1,031.40	1.35%	$6.82
	Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77

Class C	Actual	$1,000.00	$1,029.40	1.60%	$8.07
	Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02

Class L	Actual	$1,000.00	$1,032.70	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52

Class Q	Actual	$1,000.00	$1,034.90	0.54%	$2.73
	Hypothetical	$1,000.00	$1,022.18	0.54%	$2.72

Class R	Actual	$1,000.00	$1,031.90	1.10%	$5.56
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52

Class X	Actual	$1,000.00	$1,033.10	0.85%	$4.30
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27

Class Z	Actual	$1,000.00	$1,033.90	0.60%	$3.03
	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

Prudential Total Return Bond Fund, Inc.	7

Fees and Expenses (continued)

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.5%
ASSET BACKED SECURITIES 14.6%

Non-Residential Mortgage Backed Securities 9.6%
Aaa	$8,850	Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.716%, 10/20/19(a)	$8,468,703
Aaa	907	American Money Management Corp. CDO (Cayman Islands), Ser. 2006-6A, Class A1A, 144A, 0.716%, 05/03/18(a)	888,151
Aaa	3,000	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.966%, 10/17/21(a)	2,979,660
Aaa	435	ARES CLO Funds (Cayman Islands), Ser. 2004-8A, Class A1A, 144A, 0.921%, 02/26/16(a)	433,183
Aaa	135	Ser. 2005-10A, Class A3, 144A, 0.714%, 09/18/17(a)	132,668
Aaa	2,000	Ser. 2011-16A, Class A, 144A, 2.095%, 05/17/21(a)	2,011,280
Aaa	5,151	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.726%, 01/26/20(a)	4,965,869
A3	1,500	BA Credit Card Trust, Ser. 2006-C5, Class C5, 0.640%, 01/15/16(a)	1,488,543
A3	14,500	Ser. 2008-C5, Class C5, 4.990%, 03/15/16(a)	15,289,118
Aaa	1,745	Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.744%, 06/20/17(a)	1,687,585
Aaa	1,207	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A, 0.741%, 05/25/17(a)	1,186,187
Aaa	376	Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.881%, 05/25/16(a)	373,292
Aa1	3,000	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A, 0.726%, 04/25/19(a)	2,894,184

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Ba1	$1,000	Chase Credit Card Master Trust, Ser. 2003-4, Class C, 1.490%, 01/15/16(a)	$1,003,352
Aaa	1,498	Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.716%, 08/03/19(a)	1,468,155
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.000%, 06/10/15	1,687,318
Baa2	4,950	Ser. 2005-C2, Class C2, 0.710%, 03/24/17(a)	4,819,406
Baa2	3,890	Ser. 2005-C3, Class C3, 0.650%, 07/15/14(a)	3,890,501
Baa2	10,575	Ser. 2006-C1, Class C1, 0.640%, 02/20/15(a)	10,537,179
Aaa	963	CSAM Funding (Cayman Islands), Ser. 2001-1A, Class A2, 144A, 0.936%, 03/29/16(a)	951,407
Aaa	2,000	Eagle Creek CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1, 0.731%, 02/28/18(a)	1,920,414
Aaa	1,000	Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A, 0.676%, 04/20/19(a)(b)	976,284
Aaa	4	First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A, 0.816%, 07/27/16(a)	3,927
Aaa	824	Four Corners CLO (Cayman Islands), Ser. 2005-1A, Class A3, 144A, 0.774%, 03/26/17(a)	809,284
Aaa	2,859	Ser. 2006-3A, Class A, 144A, 0.716%, 07/22/20(a)	2,725,842
Aaa	500	Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2011-6A, Class A1, 144A, 2.138%, 11/22/22(a)	504,587
Baa2	575	Fuel Trust, Sec’d. Notes, 144A, 3.984%, 06/15/16	595,691
Baa2	1,950	4.207%, 04/15/16	2,036,217

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Baa3		$101	GE Business Loan Trust, Ser. 2006-1A, Class D, 144A, 1.240%, 05/15/34(a)	$37,338
Aaa		252	Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.727%, 12/15/17(a)	250,960
Aaa		1,086	Ser. 2006-3A, Class A1, 144A, 0.726%, 04/20/18(a)	1,069,819
Aaa	EUR	6,425	Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS, 0.991%, 07/20/21(a)	8,003,207
Aaa		241	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.827%, 07/15/16(a)	239,388
Aaa		4,866	Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.723%, 08/21/20(a)	4,733,307
Aaa		1,152	Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A, 0.780%, 05/09/18(a)	1,123,993
Baa1	EUR	2,000	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 6.173%, 08/01/16(a)	2,421,862
Aaa		1,929	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A1, 144A, 0.763%, 11/15/17(a)	1,879,883
Aaa		1,336	Ser. 2005-7A, Class A2, 144A, 0.763%, 11/15/17(a)	1,301,819
Aaa		967	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.706%, 10/19/20(a)	936,065
Aaa		6,750	Ser. 2007-9A, Class A1, 144A, 0.682%, 04/15/21(a)	6,522,687
Aaa		390	LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A, 0.786%, 10/22/16(a)	381,275
Aaa		7,500	Ser. 2005-3A, Class A, 144A, 0.748%, 06/01/17(a)	7,301,377

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
Aaa		$11,197	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.734%, 09/15/17(a)	$10,849,982
A(c)		2,199	Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A, 3.540%, 10/20/32	2,247,236
A3		800	MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3, 1.590%, 10/15/14(a)	800,326
A3		10,000	Ser. 2004-C2, Class C2, 1.140%, 11/15/16(a)	9,991,823
A3		2,600	Ser. 2006-C1, Class C1, 0.660%, 07/15/15(a)	2,593,372
Aaa		849	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 1.016%, 01/20/16(a)	841,068
Aaa		988	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A, 0.724%, 03/15/18(a)	956,110
Aaa	EUR	2,816	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 1.573%, 09/14/19(a)	3,512,976
Aaa		3,254	Primus CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A, 0.702%, 01/15/19(a)	3,169,430
AA(c)		4,000	Race Point CLO (Cayman Islands), Ser. 2012-6A, Class B, 144A, 2.966%, 05/24/23 (original cost $4,000,000; purchased 04/30/12)(a)(d)	4,000,000
A1		198	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	201,755
Aaa		2,376	Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A, 0.716%, 07/24/21(a)	2,302,252
AA+(c)		229	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.290%, 01/01/21	253,636

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
AA+(c)	$115	Ser. 2003-20I, Class 1, 5.130%, 09/01/23	$126,832
Aaa	1,789	Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A, 0.774%, 03/21/17(a)	1,742,674
Aaa	16,100	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.716%, 11/01/18(a)	15,600,707
Aaa	403	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.966%, 01/21/16(a)(b)	399,726

			172,520,872

Residential Mortgage Backed Securities 5.0%
Aaa	563	Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D, 0.589%, 01/25/35(a)	486,148
B2	1,466	ACE Securities Corp., Ser. 2003-HE1, Class M1, 1.214%, 11/25/33(a)	1,182,396
Ba3	1,245	Ser. 2003-OP1, Class M1, 1.289%, 12/25/33(a)	982,645
B2	450	Ser. 2004-FM1, Class M1, 1.139%, 09/25/33(a)	348,111
Ba3	10,425	Ser. 2004-OP1, Class M1, 1.019%, 04/25/34(a)	8,502,058
Aaa	529	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A3, 0.719%, 06/25/34(a)	491,041
Caa2	134	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.164%, 10/25/31(a)	93,374
Ca	1,047	Ser. 2003-1, Class M1, 1.589%, 02/25/33(a)	781,307
B3	572	Ser. 2003-5, Class A6, 4.541%, 04/25/33	532,284
Aa1	196	Ser. 2003-10, Class AV2, 0.589%, 11/25/33(a)	142,577

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
A3	$350	Ser. 2005-R11, Class A2D, 0.569%, 01/25/36(a)	$296,469
A3	721	Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3, 1.239%, 11/25/32(a)	620,681
B2	600	Argent Securities, Inc., Ser. 2003-W2, Class M4, 4.845%, 09/25/33(a)	375,407
Ba2	1,052	Ser. 2003-W7, Class M1, 1.274%, 03/25/34(a)	829,871
Baa1	1,251	Ser. 2004-W6, Class M1, 0.789%, 05/25/34(a)	939,650
Caa3	346	Ser. 2004-W10, Class M2, 2.714%, 01/25/34(a)	214,577
Ba2	413	Asset Backed Funding Certificates, Ser. 2003-WMC1, Class M1, 1.214%, 06/25/33(a)	339,612
Baa3	773	Ser. 2004-OPT1, Class M1, 1.289%, 08/25/33(a)	584,261
Ba2	588	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.485%, 06/15/33(a)	430,971
Ba1	3,000	Ser. 2004-HE3, Class M1, 1.049%, 06/25/34(a)	2,276,157
Baa3	5,000	Ser. 2004-HE5, Class M1, 1.139%, 08/25/34(a)	3,912,315
Aa3	1,100	Ser. 2005-HE6, Class M2, 0.749%, 07/25/35(a)	986,600
Ba1	152	Bear Stearns Asset Backed Securities Trust, Ser. 2002-2, Class A2, 1.439%, 10/25/32(a)	129,836
Ba1	2,835	Ser. 2004-HE2, Class M1, 1.139%, 03/25/34(a)	2,206,015
B1	906	Ser. 2004-HE3, Class M2, 1.964%, 04/25/34(a)	753,083
Baa3	2,659	Ser. 2004-HE5, Class M1, 0.809%, 07/25/34(a)	2,095,674
Baa2	4,383	Ser. 2004-HE7, Class M1, 0.839%, 08/25/34(a)	3,738,651

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
C	$68	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.614%, 03/25/33(a)	$7,356
Baa1	3,958	Ser. 2003-HE4, Class M1, 1.214%, 03/25/34(a)	2,991,512
Baa3	2,070	Countrywide Asset-Backed Certificates, Ser. 2004-BC1, Class M1, 0.989%, 02/25/34(a)	1,619,494
AA+(c)	6,250	Ser. 2004-BC4, Class M1, 0.939%, 11/25/34(a)	4,250,669
C	32	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.489%, 08/25/32(a)	13,094
Ba1	272	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	213,310
B2	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.959%, 09/25/35(a)	905,800
Ba1	1,066	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.289%, 12/25/33(a)	840,058
Ba3	1,475	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.214%, 11/25/33(a)	1,148,900
Ba3	2,982	Ser. 2004-FM2, Class M1, 0.989%, 01/25/34(a)	2,288,863
Ba3	417	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.289%, 12/25/33(a)	340,460
Ba3	3,629	Ser. 2004-2, Class M1, 1.034%, 07/25/34(a)	2,621,380
Aaa	84	HSBC Home Equity Loan Trust, Ser. 2005-1, Class A, 0.530%, 01/20/34(a)	77,441
Aaa	1,850	Ser. 2005-2, Class A1, 0.510%, 01/20/35(a)	1,730,595
Aaa	2,061	Ser. 2006-1, Class A2, 0.420%, 01/20/36(a)	1,840,834

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa1	$805	Ser. 2006-1, Class M1, 0.520%, 01/20/36(a)	$712,681
A1	1,600	Ser. 2007-2, Class A4, 0.540%, 07/20/36(a)	1,339,378
Aa2	250	Ser. 2007-3, Class A4, 1.740%, 11/20/36(a)	203,050
A3	1,610	Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1, 0.989%, 02/25/34(a)	1,191,973
Aaa	14	Ser. 2004-4, Class 1A1, 0.799%, 10/25/34(a)	11,244
Aa3	3,105	MASTR Asset Backed Securities Trust, Ser. 2004-HE1, Class M2, 0.969%, 09/25/34(a)	2,617,260
Ba2	922	Ser. 2004-WMC1, Class M1, 1.019%, 02/25/34(a)	677,903
Aa1	2,151	Ser. 2005-NC1, Class M1, 0.719%, 12/25/34(a)	1,685,311
Baa1	739	Merrill Lynch Mortgage Investors, Inc., Ser. 2003-OPT1, Class A3, 0.959%, 07/25/34(a)	596,512
AAA(c)	2,001	Ser. 2004-OPT1, Class A1A, 0.499%, 06/25/35(a)	1,455,125
AAA(c)	543	Ser. 2004-OPT1, Class A2A, 0.599%, 06/25/35(a)	391,949
Caa1	1,275	Ser. 2004-WMC3, Class M2, 2.084%, 01/25/35(a)	998,063
Ba2	718	Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 1.439%, 05/25/33(a)	542,813
B3	235	Ser. 2003-NC5, Class M1, 1.514%, 04/25/33(a)	180,134
		Ser. 2004-HE5, Class M1,
B3	639	1.184%, 06/25/34(a)	488,561
Aaa	555	Ser. 2004-HE8, Class A7, 0.769%, 09/25/34(a)	427,078
Baa2	951	Ser. 2004-NC1, Class M1, 1.289%, 12/27/33(a)	823,653

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
B1	$1,995	Ser. 2004-NC6, Class M1, 1.139%, 07/25/34(a)	$1,531,522
Aa1	1,650	Ser. 2004-OP1, Class M1, 1.109%, 11/25/34(a)	1,209,763
Ba1	1,264	Ser. 2004-WMC1, Class M1, 1.169%, 06/25/34(a)	1,003,267
Ba3	1,116	Ser. 2004-WMC2, Class M1, 1.154%, 07/25/34(a)	919,483
Aaa	2,930	Ser. 2005-NC1, Class A2C, 0.619%, 01/25/35(a)	2,472,705
A2	1,810	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.364%, 10/25/33(a)	1,513,197
Ba1	1,326	Ser. 2004-4, Class M1, 1.004%, 02/25/35(a)	992,830
Baa1	2,250	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M2, 0.869%, 02/25/35(a)	1,919,583
Baa1	1,165	Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class AI6A, 5.980%, 12/25/33	1,065,824
Aa3	217	Ser. 2004-RS12, Class MII2, 1.039%, 12/25/34(a)	188,296
Baa3	400	Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5, 5.221%, 02/25/34	378,650
Baa3	890	Ser. 2005-EMX4, Class A3, 0.579%, 11/25/35(a)	857,792
Ba2	119	Saxon Asset Securities Trust, Ser. 2002-3, Class M1, 1.364%, 12/25/32(a)	91,613
Aa3	1,000	Ser. 2005-3, Class M1, 0.699%, 11/25/35(a)	757,878
C	900	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 0.639%, 11/25/35(a)	90,896
Baa2	1,332	Specialty Underwriting & Residential Finance, Ser. 2003-BC2, Class M1, 1.364%, 06/25/34(a)	1,082,658

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Ba3	$1,027	Ser. 2003-BC4, Class M1, 1.139%, 11/25/34(a)	$793,618
A3	647	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 1.139%, 08/25/33(a)	547,456
AAA(c)	1,110	Ser. 2004-7, Class A8, 1.439%, 08/25/34(a)	814,863
A3	1,932	Ser. 2004-BNC1, Class A4, 1.179%, 09/25/34(a)	1,608,487
CC(c)	324	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.239%, 07/25/32(a)	262,473
Baa1	1,160	Ser. 2003-AM1, Class M1, 1.589%, 04/25/33(a)	1,020,141

			90,627,220

		Total asset backed securities	263,148,092

BANK LOANS(a) 2.1%

Automotive 0.3%
Ba3	1,000	Allison Transmission, Inc., 2.740%, 08/07/14	996,406
Ba2	1,737	Chrysler LLC, 5.220%, 05/24/17	1,767,743
B1	2,000	Schaeffler AG, 6.000%, 01/27/17	2,008,334

			4,772,483

Cable 0.1%
Ba2	1,000	Cequel Communications LLC, 4.000%, 02/14/19	989,500
Ba1	1,400	Charter Communications Operating LLC, 4.000%, 05/15/19	1,395,100

			2,384,600

Chemicals 0.1%
Baa3	1,000	Ashland, Inc., 3.750%, 08/23/18	1,000,875

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS (Continued)

Electric 0.1%
B1	$2,000	Calpine Corp., 4.500%, 04/01/18	$2,001,250
B2	930	Texas Competitive Electric Holdings Co. LLC, 4.741%, 10/10/17	514,137

			2,515,387

Foods 0.1%
Ba3	819	Del Monte Foods Co., 4.500%, 03/08/18	812,287
B3	330	OSI Restaurant Partners, Inc., 0.294%, 06/14/13	326,086
B3	754	2.563%, 06/14/14	744,144

			1,882,517

Gaming 0.2%
B2	1,419	CCM Merger, Inc., 6.750%, 03/01/17	1,414,416
Ba1	1,862	Scientific Games Corp., 2.995%, 06/30/15	1,853,033

			3,267,449

Healthcare & Pharmaceutical 0.6%
Ba3	2,447	Community Health Systems, Inc., 3.989%, 01/25/17	2,416,509
Ba2	4,189	DaVita, Inc., 4.500%, 10/20/16	4,186,805
Ba3	2,000	Grifols, Inc., 3.716%, 06/01/16	1,992,500
Ba3	92	HCA, Inc., 3.489%, 05/01/18	90,734
Ba3	222	3.720%, 03/31/17	217,968
Baa2	1,982	RPI Finance Trust, 4.000%, 05/09/18	1,985,116

			10,889,632

Metals 0.1%
B1	2,000	Walter Energy, Inc., 4.000%, 04/02/18	1,997,858

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS (Continued)

Pipelines & Other 0.2%
Ba2	$2,800	Energy Transfer Equity LP, 3.750%, 03/23/17	$2,764,499

Real Estate Investment Trust
Ba1	246	CB Richard Ellis Realty Trust, 3.490%, 11/10/16	245,532

Retailers 0.1%
Ba1	1,680	Dollar General Corp., 3.202%, 07/07/14	1,681,881

Technology 0.2%
B1	281	CDW LLC, 4.000%, 07/15/17	275,607
B1	790	First Data Corp., 4.240%, 03/26/18	719,611
B1	60	5.240%, 03/24/17	57,220
B1	2,000	Freescale Semiconductor, Inc., 4.491%, 12/01/16	1,958,750
B3	1,000	NXP BV/NXP Funding LLC, 4.500%, 03/03/17	986,250

			3,997,438

Telecommunications
B2	173	Fibertech Networks LLC, 6.750%, 11/30/16	173,028

		Total bank loans	37,573,179

COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
Baa1	188	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.239%, 02/25/45(a)	152,135
AAA(c)	236	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.653%, 05/25/35(a)	235,469
A1	10	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	10,069

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$29	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.710%, 02/25/33(a)	$28,736
Caa2	454	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 2.817%, 05/25/35(a)	357,290
Caa1	151	Ser. 2005-4, Class 23A2, 2.817%, 05/25/35(a)	128,440
Ba3	249	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	253,823
Caa2	126	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 2.595%, 02/20/36(a)	92,316
NR	90	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	100,464
NR	269	Ser. 1997-1935, Class JZ, 7.000%, 02/15/27	313,808
NR	153	Ser. 2000-2241, Class PH, 7.500%, 07/15/30	182,049
NR	392	Ser. 2004-T-61, Class 1A1, 1.549%, 07/25/44(a)	402,856
NR	39	Ser. 2005-T-63, Class 1A1, 1.369%, 02/25/45(a)	37,845
NR	4	Federal National Mortgage Association, Ser. 2000-32, Class FM, 0.690%, 10/18/30(a)	3,945
NR	168	Ser. 2001-29, Class Z, 6.500%, 07/25/31	192,661
NR	2	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.640%, 09/20/30(a)	2,044
NR	2	Ser. 2000-30, Class FB, 0.690%, 10/16/30(a)	1,772
BB(c)	2	IndyMac ARM Trust, Ser. 2001-H2, Class A1, 1.717%, 01/25/32(a)	1,274
Baa1	200	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	205,138

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
AAA(c)	$161	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 09/25/33	$167,561
AAA(c)	70	Prime Mortgage Trust, Ser. 2004-CL1, Class 1A2, 0.639%, 02/25/34(a)	62,875
AAA(c)	6	Ser. 2004-CL1, Class 2A2, 0.639%, 02/25/19(a)	6,023
NR	349	Regal Trust IV, Ser. 1999-1, Class A, 144A, 2.706%, 09/29/31(a)	308,003
BB(c)	24	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 03/25/32	25,346
Baa1	541	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.728%, 02/25/34(a)	514,027
Baa2	74	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.900%, 09/19/32(a)	67,505
BB(c)	13	Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 2.545%, 02/25/32(a)	13,479
A-(c)	6	Ser. 2002-14A, Class 2A1, 2.317%, 07/25/32(a)	5,139
Ba2	97	WaMu Mortgage Pass-Through Certificates, Ser. 2005-AR13, Class A1A1, 0.529%, 10/25/45(a)	77,370
Aa1	2	Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A, 2.189%, 02/25/33(a)	1,722
CCC(c)	429	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 2.629%, 03/25/36(a)	376,459

		Total collateralized mortgage obligations	4,327,643

COMMERCIAL MORTGAGE BACKED SECURITIES 15.0%
Aaa	30	Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2, 5.334%, 09/10/45(a)	30,217

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$1,273	Ser. 2006-5, Class A2, 5.317%, 09/10/47	$1,279,475
Aaa	3,533	Ser. 2006-6, Class A2, 5.309%, 10/10/45	3,551,667
Aaa	381	Ser. 2007-1, Class A2, 5.381%, 01/15/49	380,794
Aaa	3,000	Ser. 2007-1, Class A3, 5.449%, 01/15/49	3,175,407
AAA(c)	2,700	Ser. 2007-4, Class A3, 5.984%, 02/10/51(a)	2,845,025
AAA(c)	641	Ser. 2007-4, Class ASB, 5.706%, 02/10/51(a)	678,425
Aaa	4,900	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-1, Class A4, 5.372%, 09/10/45(a)	5,479,415
A+(c)	3,000	Ser. 2006-3, Class A4, 5.889%, 07/10/44(a)	3,388,716
Aaa	2,600	Ser. 2006-6, Class A3, 5.369%, 10/10/45	2,800,062
Aaa	1,023	Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2, 4.735%, 09/11/42	1,043,779
AAA(c)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40(a)	2,799,700
Aaa	536	Ser. 2005-T20, Class A2, 5.127%, 10/12/42(a)	535,444
AAA(c)	5,000	Ser. 2006-PW11, Class A4, 5.620%, 03/11/39(a)	5,613,370
Aaa	4,700	Ser. 2006-PW12, Class A4, 5.902%, 09/11/38(a)	5,352,642
AAA(c)	1,500	Ser. 2007-T28, Class A3, 5.793%, 09/11/42	1,589,439
Aaa	5,104	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A4, 5.431%, 10/15/49	5,795,939
Aaa	2,200	Ser. 2007-C6, Class A3, 5.885%, 12/10/49(a)	2,291,476
Aaa	5,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4, 5.400%, 07/15/44(a)	5,572,685

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$132	Ser. 2006-CD2, Class A2, 5.408%, 01/15/46	$132,193
Aaa	950	Ser. 2006-CD3, Class A5, 5.617%, 10/15/48	1,073,437
Aaa	2,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	2,431,307
AA-(c)	3,150	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 09/15/30(a)	3,256,498
AAA(c)	1,990	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A3, 5.878%, 06/10/46(a)	2,020,871
AAA(c)	1,500	Ser. 2006-C7, Class A4, 5.940%, 06/10/46(a)	1,697,129
Aaa	1,245	Ser. 2006-C8, Class A2B, 5.248%, 12/10/46	1,243,161
Aa2	4,290	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	4,552,891
AAA(c)	386	Ser. 2005-C5, Class A3, 5.100%, 08/15/38(a)	391,336
AAA(c)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.596%, 02/15/39(a)	2,126,426
AA-(c)	1,030	Ser. 2006-C1, Class AM, 5.596%, 02/15/39(a)	1,117,494
Aaa	703	Ser. 2007-C1, Class A2, 5.268%, 02/15/40	702,365
Aaa	387	Ser. 2007-C3, Class A2, 5.867%, 06/15/39(a)	387,056
Aaa	9,625	Ser. 2007-C4, Class A3, 5.967%, 09/15/39(a)	10,102,929
AAA(c)	2,790	Ser. 2007-C5, Class A3, 5.694%, 09/15/40(a)	2,955,999
AAA(c)	161	CWCapital Cobalt Ltd., Ser. 2006-C1, Class A2, 5.174%, 08/15/48	160,289
AAA(c)	1,783	Ser. 2007-C3, Class A3, 6.010%, 05/15/46(a)	1,920,170

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$2,952	DBUBS Mortgage Trust, Ser. 2011-LC2A, Class A1, 144A, 3.527%, 07/10/44	$3,143,061
AA+(c)	3,766	FHLMC Multifamily Structured Pass Through Certificates, Ser. K006, Class AX1, I/O, 1.223%, 01/25/20(a)	238,630
AA+(c)	7,315	Ser. K007, Class X1, I/O, 1.407%, 04/25/20(a)	526,958
AA+(c)	4,198	Ser. K009, Class X1, I/O, 1.679%, 08/25/20(a)	368,705
AA+(c)	2,500	Ser. K010, Class A2, 4.333%, 10/25/20	2,834,715
AA+(c)	13,471	Ser. K014, Class X1, I/O, 1.451%, 04/25/21(a)	1,178,329
AA+(c)	1,536	Ser. K015, Class X1, I/O, 1.847%, 07/25/21(a)	180,507
Aaa	18,021	Ser. K501, Class X1A, I/O, 1.758%, 08/25/16(a)	1,040,795
AA+(c)	7,996	Ser. K703, Class X1, I/O, 2.257%, 05/25/18(a)	853,603
AA+(c)	20,602	Ser. K704, Class X1, I/O, 2.165%, 08/25/18(a)	2,169,602
AA+(c)	2,190	Ser. KAIV, Class X1, I/O, 1.405%, 06/25/46(a)	189,060
AAA(c)	3,100	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.508%, 03/10/44(a)	3,424,744
Aaa	3,291	Ser. 2007-C1, Class A2, 5.417%, 12/10/49	3,287,853
Aaa	1,169	Ser. 2007-C1, Class AAB, 5.477%, 12/10/49	1,216,513
AAA(c)	770	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4, 5.238%, 11/10/45(a)	835,998
Aaa	107	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2, 4.305%, 08/10/42	106,657
Aaa	2,643	Ser. 2005-GG5, Class A2, 5.117%, 04/10/37	2,649,237
Aa2	1,400	Ser. 2005-GG5, Class A5, 5.224%, 04/10/37(a)	1,519,291

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$2,700	Ser. 2006-GG7, Class A4, 6.081%, 07/10/38(a)	$3,077,433
Aaa	1,776	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,796,026
AA-(c)	4,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.553%, 04/10/38(a)	4,456,472
AAA(c)	587	Ser. 2006-GG6, Class AAB, 5.587%, 04/10/38(a)	624,528
Aaa	1,900	Ser. 2006-GG8, Class A2, 5.479%, 11/10/39	1,909,824
Aaa	3,023	Ser. 2006-GG8, Class A4, 5.560%, 11/10/39	3,426,749
Aaa	974	Ser. 2007-GG10, Class A2, 5.778%, 08/10/45(a)	990,691
Aa1	550	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ, 4.951%, 01/12/37(a)	557,457
Aaa	62	Ser. 2005-CB12, Class A3A1, 4.824%, 09/12/37	61,818
Aaa	2,080	Ser. 2005-CB13, Class A4, 5.461%, 01/12/43(a)	2,275,778
Aaa	500	Ser. 2005-LDP3, Class A4B, 4.996%, 08/15/42(a)	533,652
Aaa	8,295	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(a)	8,998,217
Aa2	750	Ser. 2005-LDP4, Class AM, 4.999%, 10/15/42(a)	799,867
Aaa	2,500	Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	2,763,242
Aaa	545	Ser. 2006-CB14, Class ASB, 5.506%, 12/12/44(a)	575,361
Aaa	139	Ser. 2006-LDP6, Class A3B, 5.559%, 04/15/43(a)	140,941
Aaa	660	Ser. 2007-CB18, Class A3, 5.447%, 06/12/47	691,046
Aaa	2,511	Ser. 2007-LD11, Class A2, 5.988%, 06/15/49(a)	2,521,134
Aaa	486	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	491,320

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$4,957		Ser. 2007-LD12, Class A3, 6.181%, 02/15/51(a)	$5,302,249
Aaa	285		LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 07/15/35	285,951
AA(c)	3,870		Ser. 2005-C7, Class AM, 5.263%, 11/15/40(a)	4,160,354
Aaa	680	(e)	Ser. 2006-C3, Class A2, 5.532%, 3/15/32	680
Aaa	2,085		Ser. 2006-C3, Class A4, 5.661%, 03/15/39(a)	2,336,270
AAA(c)	425		Ser. 2006-C7, Class A2, 5.300%, 11/15/38	425,002
AAA(c)	411		Ser. 2007-C1, Class A2, 5.318%, 02/15/40	410,501
AAA(c)	1,000		Ser. 2007-C1, Class A3, 5.398%, 02/15/40	1,035,798
Aaa	1,917		Ser. 2007-C6, Class A2, 5.845%, 07/15/40	1,965,362
Aaa	1,500		Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	1,557,135
Aaa	1,093		Ser. 2005-CIP1, Class ASB, 5.022%, 07/12/38(a)	1,143,512
AAA(c)	650		Ser. 2006-C1, Class A4, 5.848%, 05/12/39(a)	735,460
A(c)	1,530		Ser. 2006-C1, Class AM, 5.848%, 05/12/39(a)	1,631,257
Aaa	3,000		Ser. 2006-C2, Class A4, 5.742%, 08/12/43(a)	3,403,398
A+(c)	2,045		Ser. 2007-C1, Class A3, 6.032%, 06/12/50(a)	2,124,066
A+(c)	1,390		Ser. 2007-C1, Class ASB, 6.032%, 06/12/50(a)	1,493,759
A(c)	940		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM, 5.656%, 02/12/39(a)	1,000,236
Aaa	5,085		Ser. 2006-2, Class A4, 6.095%, 06/12/46(a)	5,775,441
Aa2	60		Ser. 2006-2, Class AM, 6.102%, 06/12/46(a)	63,837

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$895	Ser. 2006-4, Class A2, 5.112%, 12/12/49(a)	$895,218
AAA(c)	1,548	Ser. 2007-9, Class A2, 5.590%, 09/12/49	1,556,145
AAA(c)	1,410	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	1,502,875
Aaa	6,000	Ser. 2006-HQ8, Class A4, 5.600%, 03/12/44(a)	6,692,970
AAA(c)	1,700	Ser. 2006-HQ9, Class A4, 5.731%, 07/12/44(a)	1,934,223
Aaa	1,800	Ser. 2006-HQ10, Class A4, 5.328%, 11/12/41	2,000,356
AAA(c)	3,700	Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	4,161,446
Aaa	708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	782,139
Aaa	151	Ser. 2007-HQ11, Class A2, 5.359%, 02/12/44	151,200
Aaa	2,270	Ser. 2007-HQ11, Class A31, 5.439%, 02/12/44	2,401,122
BBB(c)	6,120	Ser. 2007-HQ12, Class A2, 5.782%, 04/12/49(a)	6,288,020
Aaa	5,000	Ser. 2007-IQ14, Class AAB, 5.654%, 04/15/49(a)	5,364,240
AAA(c)	105	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A3, 4.608%, 12/15/35	105,742
Aa1	4,200	Ser. 2005-C20, Class AMFX, 5.179%, 07/15/42(a)	4,503,975
Aaa	5,300	Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	5,879,258
Aaa	2,500	Ser. 2006-C25, Class A4, 5.922%, 05/15/43(a)	2,835,795
Aaa	3,183	Ser. 2006-C26, Class APB, 5.997%, 06/15/45	3,459,437
Aaa	6,000	Ser. 2006-C27, Class A3, 5.765%, 07/15/45(a)	6,784,896
Aaa	153	Ser. 2006-C28, Class A2, 5.500%, 10/15/48	153,214

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aa2	$6,500	Ser. 2007-C31, Class A4, 5.509%, 04/15/47	$7,087,314
Aaa	3,448	Ser. 2007-C32, Class APB, 5.927%, 06/15/49(a)	3,651,291
Aaa	2,023	Ser. 2007-C33, Class A2, 6.053%, 02/15/51(a)	2,026,062
Aaa	3,200	Ser. 2007-C33, Class A3, 6.098%, 02/15/51(a)	3,360,429
Aaa	7,550	Ser. 2007-C33, Class A4, 6.098%, 02/15/51(a)	8,454,535
Aaa	1,369	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	1,383,188

		Total commercial mortgage backed securities	271,196,400

CORPORATE BONDS 39.5%

Aerospace & Defense 0.3%
Ba2	2,715	BE Aerospace, Inc., Sr. Unsec’d. Notes, 8.500%, 07/01/18(f)	3,006,863
Baa3	300	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	318,707
Ba1	1,235	Gtd. Notes, Ser. B, 6.375%, 10/15/15	1,264,331

			4,589,901

Airlines 0.5%
Ba1	170	Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B, 7.373%, 12/15/15(f)	169,527
Baa1	456	Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A, 5.983%, 04/19/22	494,168
Baa2	441	Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A, 4.750%, 01/12/21(f)	456,779

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Baa2	$2,950	Continental Airlines 2012-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A, 4.150%, 04/11/24(f)	$2,986,875
Baa2	5	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(b)	5,157
Baa2	1,005	Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A, 5.300%, 04/15/19	1,061,940
Baa1	1,107	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	1,198,036
Baa2	1,354	Ser. 2A, 4.950%, 05/23/19	1,448,319
Baa3	351	UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	367,313

			8,188,114

Automotive 0.3%
Baa2	350	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	378,464
Ba2	1,750	Delphi Corp., Gtd. Notes, 144A, 5.875%, 05/15/19	1,837,500
Baa1	650	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	649,938
Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	272,094
Baa2	2,175	Hyundai Capital America, Gtd. Notes, 144A, 4.000%, 06/08/17(f)	2,247,799

			5,385,795

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking 8.4%
A3	$1,635	American Express Co., Sr. Unsec’d. Notes, 7.000%, 03/19/18	$2,023,608
A3	2,035	8.125%, 05/20/19(f)	2,695,294
A2	2,000	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.750%, 09/15/15	2,075,204
A2	3,450	2.800%, 09/19/16	3,575,232
Ba3	1,500	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)(f)	1,547,565
Baa1	1,640	Sr. Unsec’d. Notes, 3.700%, 09/01/15	1,651,290
Baa1	1,750	5.700%, 01/24/22	1,837,097
Baa1	1,000	5.875%, 01/05/21(f)	1,046,199
Baa1	1,265	6.000%, 09/01/17	1,353,231
Baa1	4,210	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	4,190,297
Baa1	735	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	731,839
Baa1	2,000	Sr. Unsec’d. Notes, Ser. L, MTN, 5.650%, 05/01/18	2,115,256
A3	250	Bank of America NA, Sub. Notes, 5.300%, 03/15/17	260,737
Aa2	3,450	Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17(f)	3,543,802
Aa1	6,475	Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes, 2.550%, 01/12/17(f)	6,727,745
Aa3	1,555	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 05/22/19	1,790,228
Aa3	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	729,890
Baa1	2,500	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	3,157,252

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa3	$1,050	Capital One Capital V, Ltd. Gtd. Notes, 10.250%, 08/15/39(f)	$1,094,625
Baa1	1,750	Capital One Financial Corp., Sr. Unsec’d. Notes, 5.250%, 02/21/17	1,897,745
Baa2	150	Sub. Notes, 6.150%, 09/01/16	165,820
A3	4,500	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22(f)	4,579,092
A3	750	6.125%, 11/21/17	832,105
A3	4,350	6.125%, 05/15/18	4,828,557
A3	2,400	8.125%, 07/15/39	3,126,946
A3	1,235	8.500%, 05/22/19(f)	1,534,462
Baa1	2,305	Sub. Notes, 5.625%, 08/27/12	2,336,224
Baa1	1,715	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12(b)(f)	1,722,731
Aa3	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	1,025,851
Ba1	3,280	Discover Bank, Sub. Notes, 7.000%, 04/15/20	3,814,525
A1	2,445	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41(f)	2,484,470
A1	5,840	Sr. Unsec’d. Notes, 5.250%, 07/27/21(f)	5,909,829
A1	2,650	5.750%, 01/24/22(f)	2,767,114
A1	190	5.950%, 01/18/18	204,898
A1	1,370	6.000%, 06/15/20	1,465,581
A1	575	6.150%, 04/01/18	625,882
A1	840	6.250%, 09/01/17	913,819
A2	185	Sub. Notes, 6.750%, 10/01/37	183,013
A1	1,605	Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/30/15	1,697,241

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa2	$1,750	HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 4.000%, 03/30/22	$1,777,902
Aa2	450	4.875%, 01/14/22	485,282
Aa2	230	5.100%, 04/05/21	253,263
A1	3,296	Sub. Notes, 6.500%, 05/02/36	3,634,371
A1	355	6.500%, 09/15/37	393,891
A1	895	6.800%, 06/01/38	1,010,711
Baa2	120	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	139,224
Ba2	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 08/29/49(a)	825,750
Baa1	2,135	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)(f)	2,339,191
Aa3	3,355	Sr. Unsec’d. Notes, 3.150%, 07/05/16	3,477,119
Aa3	5,300	4.250%, 10/15/20(g)	5,550,960
Aa3	2,240	4.350%, 08/15/21(f)	2,345,334
Aa3	2,400	4.400%, 07/22/20	2,541,581
Aa3	830	5.600%, 07/15/41	923,959
A2	700	JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA, 7.000%, 11/01/39	705,250
Baa1	560	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21(f)	629,531
Aa3	2,000	Korea Housing Finance Corp. (South Korea), Covered Notes, RegS, 4.125%, 12/15/15	2,107,276
B2	700	Krung Thai Bank PCL (Thailand), Jr. Sub. Notes, 7.378%, 10/29/49(a)	690,970
A1	1,975	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 4.200%, 03/28/17(f)	2,003,703
A1	2,250	6.375%, 01/21/21	2,432,369

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A1	$1,070	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	$1,109,163
A2	3,475	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21	3,397,282
A2	2,920	5.750%, 01/25/21(f)	2,883,307
A2	1,635	Sr. Unsec’d. Notes, MTN, 5.450%, 01/09/17	1,661,098
A2	2,530	5.625%, 09/23/19	2,499,789
A3	1,650	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16	1,717,284
A2	1,425	Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes, 6.125%, 01/11/21(f)	1,545,625
A2	1,080	Gtd. Notes, Ser. 2, 3.400%, 08/23/13	1,092,771
A3	575	Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	602,208
Baa1	270	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 4.625%, 04/19/16	269,068
A1	800	Shinhan Bank (South Korea), Sr. Notes, RegS, 4.125%, 10/04/16	834,109
A1	1,100	Sr. Unsec’d. Notes, 144A, 4.125%, 10/04/16	1,146,901
A3	1,375	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	1,457,008
Ba1	675	Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A, 6.250%, 04/20/21	677,531
A2	1,890	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	1,960,695

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A2	$675	USB Capital XIII Trust, Ltd. Gtd. Notes, 6.625%, 12/15/39	$688,318
A1	1,200	Wachovia Bank NA, Sub. Notes, MTN, 4.875%, 02/01/15	1,293,721
A2	2,150	Wells Fargo & Co., Sr. Unsec’d. Notes, 2.625%, 12/15/16	2,222,322
A2	3,325	3.676%, 06/15/16	3,567,203
A2	1,775	Sr. Unsec’d. Notes, MTN, 2.100%, 05/08/17	1,773,580
A2	630	3.500%, 03/08/22	638,116
A2	685	4.600%, 04/01/21(f)	752,416

			152,319,448

Brokerage
NR	745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 6.875%, 05/02/18(f)(i)	188,112

Building Materials & Construction 0.2%
Ba3	1,000	Corp. GEO SAB de CV (Mexico), Gtd. Notes, 144A, 8.875%, 03/27/22	1,015,000
Ba2	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13(f)	1,021,073
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	1,988,867

			4,024,940

Cable 2.0%
B3	1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	1,242,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Baa1		$2,400	Comcast Corp., Gtd. Notes, 6.950%, 08/15/37	$3,051,295
Ba3		1,650	CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/21(f)	1,711,875
Ba3		715	Sr. Unsec’d. Notes, 7.625%, 07/15/18	791,862
Ba3		2,670	8.500%, 04/15/14	2,943,675
Ba3		970	8.625%, 02/15/19	1,100,950
Baa2		875	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	923,745
Baa2		175	3.550%, 03/15/15	185,138
Baa2		1,810	4.750%, 10/01/14	1,960,795
Baa2		2,700	Gtd. Notes, 144A, 5.150%, 03/15/42	2,639,771
Ba2		3,000	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	3,255,000
Ba2		2,400	7.000%, 10/01/13	2,571,000
B1	EUR	1,800	Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	2,144,389
Baa2		805	Time Warner Cable, Inc., Gtd. Notes, 5.500%, 09/01/41(f)	848,717
Baa2		870	6.550%, 05/01/37	1,013,121
Baa2		1,565	6.750%, 07/01/18	1,910,438
Baa2		255	8.250%, 02/14/14	286,996
B2		2,000	UPC Holding BV (Netherlands), Sec’d. Notes, 144A, 9.875%, 04/15/18	2,210,000
Ba1		4,000	Videotron Ltee (Canada), Gtd. Notes, 9.125%, 04/15/18	4,420,000

				35,210,767

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods 1.0%
Ba2		$2,815	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	$3,005,013
Ba2		1,700	Clean Harbors, Inc., Sr. Sec’d. Notes, 7.625%, 08/15/16	1,785,000
Baa1		1,280	ERAC USA Finance LLC, Gtd. Notes, 144A, 2.750%, 03/15/17 (original cost $1,279,642; purchased 03/12/12)(b)(d)	1,288,060
Baa1		270	6.200%, 11/01/16 (original cost $269,528; purchased 04/24/06)(b)(d)	308,994
Baa1		1,480	7.000%, 10/15/37 (original cost $1,723,356; purchased 10/26/11)(b)(d)	1,723,670
B1	EUR	3,350	Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	4,789,135
A3		1,280	Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A, 4.625%, 01/13/22	1,328,570
A1		200	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	222,845
A3		1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 01/15/98	1,474,925
Baa3		800	Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19	932,092
Baa2		1,505	Xylem, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 10/01/21	1,638,795

				18,497,099

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals 0.6%
Baa2	$225	Agrium, Inc. (Canada), Sr. Unsec’d. Notes, 6.125%, 01/15/41	$266,858
Baa3	500	CF Industries, Inc., Gtd. Notes, 6.875%, 05/01/18	581,250
Baa3	2,065	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.250%, 11/15/41(f)	2,156,909
Baa3	950	5.900%, 02/15/15	1,067,720
Baa3	725	7.600%, 05/15/14	817,109
Baa3	410	9.400%, 05/15/39	641,027
Baa1	425	Ecolab, Inc., Sr. Unsec’d. Notes, 5.500%, 12/08/41	488,078
Baa1	175	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	199,609
Baa2	4,500	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	4,511,470
Baa3	850	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	1,011,847

			11,741,877

Consumer 0.2%
Ba3	3,359	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	3,644,549

Electric 1.9%
Ba3	500	AES Corp. (The), Sr. Unsec’d. Notes, 7.750%, 03/01/14	542,500
Ba3	1,250	9.750%, 04/15/16	1,475,000
A3	750	CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2, 5.700%, 03/15/13	782,794

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A3	$690	Commonwealth Edison Co., First Mtge. Bonds, 6.450%, 01/15/38	$924,733
A3	250	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	261,243
Ba1	965	Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	1,074,045
A1	1,000	Duke Energy Carolinas LLC, First Mtge. Bonds, 4.250%, 12/15/41	1,036,215
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	1,366,274
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35(f)	845,348
Baa2	185	Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes, 8.350%, 08/01/13	198,852
A3	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	1,015,010
Baa2	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 01/15/14	1,081,254
Baa3	2,475	Entergy Corp., Sr. Unsec’d. Notes, 4.700%, 01/15/17	2,595,886
Baa2	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	136,779
Baa1	750	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.200%, 10/01/17	881,267
Baa1	800	6.250%, 10/01/39	927,256

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa3	$2,310	FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. C, 7.375%, 11/15/31	$2,902,201
A3	500	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 06/15/12	502,819
A3	15	6.750%, 09/15/33	16,422
Ba1	438	Mirant Mid-Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A, 8.625%, 06/30/12	446,560
Baa2	500	Nevada Power Co., Genl. Ref. Mtge., 5.375%, 09/15/40	586,757
Ba3	600	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 10.875%, 06/01/16 (original cost $586,434; purchased 09/22/09)(b)(d)	660,000
B1	750	NRG Energy, Inc., Gtd. Notes, 7.375%, 01/15/17(f)	779,063
Baa1	545	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	647,585
A3	1,800	Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 4.450%, 04/15/42	1,830,245
A2	790	PacifiCorp, First Mtge. Bonds, 4.100%, 02/01/42	788,723
Baa2	4,000	Progress Energy, Inc., Sr. Unsec’d. Notes, 3.150%, 04/01/22(f)	3,994,756
A3	2,550	Puget Sound Energy, Inc., Sr. Sec’d. Notes, 4.434%, 11/15/41	2,668,580

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa1	$725	Southern Power Co., Sr. Unsec’d. Notes, 5.150%, 09/15/41	$784,049
Baa3	725	Southwestern Electric Power Co., Sr. Unsec’d. Notes, 3.550%, 02/15/22	730,041
B2	200	Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, RegS, 11.500%, 02/12/15	219,760
Baa2	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 05/15/18(f)	833,733
A3	1,075	Virginia Electric and Power Co., Sr. Unsec’d. Notes, 2.950%, 01/15/22(f)	1,099,159

			34,634,909

Energy—Integrated 0.5%
A2	2,075	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 3.561%, 11/01/21(f)	2,171,429
A2	435	4.500%, 10/01/20	483,349
A2	680	5.250%, 11/07/13	723,621
Baa2	2,950	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 6.750%, 11/15/39	3,862,529
Baa2	1,375	LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A, 7.250%, 11/05/19	1,550,313

			8,791,241

Energy—Other 1.4%
Baa3	1,300	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	1,544,937
Baa3	175	6.450%, 09/15/36	207,484
Baa3	175	6.950%, 06/15/19	215,649
Baa3	1,600	7.950%, 06/15/39	2,152,000

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
A3	$1,225	Apache Corp., Sr. Unsec’d. Notes, 4.750%, 04/15/43	$1,305,277
A1	1,538	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	1,672,893
B1	400	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	430,000
A2	1,730	Halliburton Co., Sr. Unsec’d. Notes, 4.500%, 11/15/41(f)	1,784,417
Baa3	1,060	Kerr-McGee Corp., Gtd. Notes, 6.950%, 07/01/24	1,319,776
Baa2	4,450	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	4,724,263
Ba2	1,000	Newfield Exploration Co., Sr. Sub. Notes, 6.625%, 04/15/16(f)	1,022,500
Baa2	1,450	Noble Energy, Inc., Sr. Unsec’d. Notes, 4.150%, 12/15/21(f)	1,517,042
Baa1	795	Phillips 66, Gtd. Notes, 144A, 2.950%, 05/01/17(f)	815,767
Ba1	700	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	824,062
Ba1	1,000	Precision Drilling Corp. (Canada), Gtd. Notes, 6.625%, 11/15/20	1,042,500
Baa3	1,650	Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22(f)	1,650,000
Baa3	200	Transocean, Inc. (Cayman Islands), Gtd. Notes, 7.350%, 12/15/41	244,949

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Baa2	$525	Weatherford International Ltd. (Bermuda), Gtd. Notes, 5.125%, 09/15/20	$562,571
Baa2	2,825	5.950%, 04/15/42	2,929,542

			25,965,629

Foods 2.8%
A3	800	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 6.875%, 11/15/19	1,032,918
A3	3,075	7.750%, 01/15/19	4,068,394
A3	1,880	8.000%, 11/15/39	2,925,464
A3	450	8.200%, 01/15/39	711,188
B3	1,000	Aramark Corp., Gtd. Notes, 5.000%, 06/01/12	1,002,623
B3	5,185	8.500%, 02/01/15(f)	5,314,677
B3	790	Aramark Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A, 8.625%, 05/01/16	808,770
Baa2	1,320	Bunge Ltd. Finance Corp., Gtd. Notes, 5.875%, 05/15/13	1,374,133
Ba3	1,750	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	1,962,188
B2	1,510	Dole Food Co., Inc., Sec’d. Notes, 13.875%, 03/15/14	1,725,175
B1	1,250	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	1,353,125
B1	500	JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 11.625%, 05/01/14(b)	575,000
B1	2,580	Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21(f)	2,463,900
B1	500	8.250%, 02/01/20(f)	506,250

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
A3	$525	JM Smucker Co. (The), Gtd. Notes, 3.500%, 10/15/21	$546,675
Baa2	3,570	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.125%, 02/01/18	4,298,383
B2	1,470	Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A, 12.250%, 02/10/22(f)	1,565,550
Baa2	1,350	Molson Coors Brewing Co., Gtd. Notes, 5.000%, 05/01/42	1,377,745
Baa1	2,000	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22	2,080,022
Ba2	2,645	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	3,094,650
B2	3,220	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	3,292,450
B2	2,210	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14(f)	2,251,438
Ba1	2,425	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	2,749,344
B3	3,250	Wendy’s/Arby’s Restaurants LLC, Gtd. Notes, 10.000%, 07/15/16	3,534,375

			50,614,437

Gaming 0.8%
B3	1,030	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21(f)	1,089,225
B2	1,550	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15(f)	1,507,375

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming (cont’d.)
B3	$1,850	MGM Resorts International, Gtd. Notes, 6.750%, 09/01/12	$1,877,750
B3	1,500	6.750%, 04/01/13(f)	1,553,438
Ba2	395	Sr. Sec’d. Notes, 10.375%, 05/15/14	450,300
Ba2	2,400	13.000%, 11/15/13	2,784,000
Ba3	1,250	Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes, 8.375%, 08/15/15	1,319,531
B1	2,500	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17(f)	2,737,500
B1	1,000	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $1,087,500; purchased 06/22/11)(b)(d)(f)	1,076,250

			14,395,369

Healthcare & Pharmaceutical 1.3%
Baa1	3,495	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	3,642,304
Baa3	2,900	Aristotle Holding, Inc., Gtd. Notes, 144A, 2.750%, 11/21/14	2,980,643
B3	223	Community Health Systems, Inc., Gtd. Notes, 8.875%, 07/15/15	230,248
Baa1	2,160	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41(f)	2,413,597
B3	2,175	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18(f)	2,422,406
B3	1,295	Sr. Unsec’d. Notes, 6.375%, 01/15/15	1,385,650
B3	1,500	7.190%, 11/15/15	1,548,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	45

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
B3	$190	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	$209,000
Baa3	2,700	Life Technologies Corp., Sr. Unsec’d. Notes, 4.400%, 03/01/15	2,890,474
Baa2	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 02/15/14	1,096,729
Ba3	1,410	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17(f)	1,561,575
A3	3,110	Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes, 3.650%, 11/10/21	3,222,756

			23,604,132

Healthcare Insurance 0.9%
Baa1	1,910	Aetna, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/16	2,220,199
Baa1	1,825	6.750%, 12/15/37(f)	2,369,265
Baa2	965	CIGNA Corp., Sr. Unsec’d. Notes, 5.375%, 03/15/17	1,095,572
Baa2	1,475	5.375%, 02/15/42	1,562,044
Baa2	905	5.875%, 03/15/41	1,013,427
Baa3	500	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 5.450%, 06/15/21	564,483
Baa3	2,100	6.125%, 01/15/15	2,281,513
A3	1,725	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 4.625%, 11/15/41	1,777,047
A3	185	5.700%, 10/15/40	218,454
A3	130	5.800%, 03/15/36	153,101
A3	490	5.950%, 02/15/41	607,764
A3	1,000	6.000%, 06/15/17(f)	1,201,093
A3	475	6.625%, 11/15/37	617,850

			15,681,812

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 2.2%
Baa1	$240	Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes, 5.500%, 11/15/20	$249,177
Baa1	890	7.500%, 08/01/16	1,028,037
A3	175	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	189,539
Baa1	625	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	637,551
Baa1	200	5.050%, 10/01/15	214,013
Baa1	3,535	6.400%, 12/15/20	4,060,510
Baa1	850	8.250%, 08/15/18	1,029,885
Baa1	4,560	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	5,015,083
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,514,411
A3	650	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	665,438
Baa1	525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 07/15/34	551,803
Baa3	1,200	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22	1,212,043
Baa2	350	Liberty Mutual Group, Inc., Gtd. Notes, 144A, 5.000%, 06/01/21	353,933
Baa2	1,190	Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	1,239,314
Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)(f)	874,200
Baa2	865	Sr. Unsec’d. Notes, 4.200%, 03/15/22	867,413
Baa2	600	6.300%, 10/09/37	655,785
Baa2	970	7.000%, 06/15/40	1,144,205
Baa2	800	8.750%, 07/01/19	1,023,321

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	47

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa2	$2,180	Markel Corp., Sr. Unsec’d. Notes, 7.125%, 09/30/19	$2,519,927
A1	1,645	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 5.375%, 12/01/41(f)	1,750,561
A1	550	8.875%, 06/01/39(f)	798,599
Baa2	759	MetLife Capital Trust IV, Jr. Sub. Notes, 144A, 7.875%, 12/15/37	844,388
A3	2,750	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	3,489,357
Aa2	190	Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A, 6.063%, 03/30/40(f)	226,381
Baa1	800	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	825,994
Baa1	360	6.375%, 04/30/20	399,661
A2	365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	382,337
Aa2	830	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	1,039,671
Baa3	225	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	245,504
Baa3	630	Willis Group Holdings PLC (Ireland), Gtd. Notes, 4.125%, 03/15/16	659,642
Baa2	2,675	WR Berkley Corp., Sr. Unsec’d. Notes, 4.625%, 03/15/22	2,719,413
Baa2	735	5.375%, 09/15/20	783,872
Ba1	260	XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)(f)	216,450

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa2	$25	Sr. Unsec’d. Notes, 5.250%, 09/15/14	$26,503

			40,453,921

Lodging 0.7%
B2	1,739	FelCor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	1,999,850
Ba1	2,205	Host Hotels & Resorts LP, Gtd. Notes, Ser. O, 6.375%, 03/15/15	2,235,319
Baa2	5,055	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	5,025,499
Baa3	380	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13	393,775
Baa3	1,625	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 4.250%, 03/01/22(f)	1,634,535
Baa3	980	5.625%, 03/01/21	1,084,726
Baa3	975	5.750%, 02/01/18	1,082,261

			13,455,965

Media & Entertainment 1.8%
Baa1	90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 02/15/18	106,221
Baa2	1,870	CBS Corp., Gtd. Notes, 5.900%, 10/15/40(f)	2,130,476
Baa2	1,700	8.200%, 05/15/14	1,930,855
Baa2	483	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	577,914
Ba3	3,000	Lamar Media Corp., Gtd. Notes, 9.750%, 04/01/14	3,393,750

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	49

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
B3		$1,300	Liberty Interactive LLC, Sr. Unsec’d. Notes, 5.700%, 05/15/13	$1,342,250
Baa2		600	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	654,028
Baa1		1,075	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	1,194,055
Baa1		1,295	6.150%, 02/15/41	1,486,215
Baa1		160	6.900%, 08/15/39	188,667
Baa1		550	7.625%, 11/30/28	640,525
B2		2,320	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.500%, 05/01/16	2,679,600
B2		1,000	11.625%, 02/01/14	1,157,500
Ba1		2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	2,460,000
Ba1		1,800	8.600%, 08/15/16	1,885,500
Caa1		900	SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	996,750
Baa2		720	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	881,267
Baa2		2,590	Time Warner, Inc., Gtd. Notes, 6.250%, 03/29/41	3,011,921
B1	EUR	1,000	TVN Finance Corp. II AB (Sweden), Gtd. Notes, RegS, 10.750%, 11/15/17	1,383,263
Baa1		315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	339,323
Baa1		2,520	6.750%, 10/05/37	3,206,836

				31,646,916

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals 1.9%
Ba1	$835	Adaro Indonesia PT (Indonesia), Gtd. Notes, RegS, 7.625%, 10/22/19	$909,148
Baa3	990	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes, 6.125%, 06/01/18(f)	1,043,416
Baa3	1,000	6.250%, 02/25/22(f)	1,018,610
B1	600	Arch Western Finance LLC, Sr. Sec’d. Notes, 6.750%, 07/01/13	600,000
B1	2,150	Berau Capital Resources Pte Ltd. (Singapore), Gtd. Notes, RegS, 12.500%, 07/08/15	2,402,625
Ba3	1,400	Bumi Capital Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS, 12.000%, 11/10/16	1,540,000
Ba3	1,250	Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17	1,343,750
B(c)	2,200	Century Aluminum Co., Sec’d. Notes, 8.000%, 05/15/14	2,244,000
Baa3	1,805	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 3.550%, 03/01/22	1,783,490
B1	1,300	Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	1,423,500
B2	4,400	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	4,595,250
Baa1	2,045	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	2,353,746
B2	1,450	Novelis, Inc. (Canada), Gtd. Notes, 8.375%, 12/15/17(f)	1,566,000
Ba1	3,625	Peabody Energy Corp., Gtd. Notes, 144A, 6.000%, 11/15/18(f)	3,679,375

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	51

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
B1	$3,025	Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Bonds, 144A, 7.750%, 04/27/17	$3,032,563
A3	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 05/01/14	1,267,463
Baa2	1,075	Teck Resources Ltd. (Canada), Gtd. Notes, 5.200%, 03/01/42(f)	1,046,479
Baa2	980	6.250%, 07/15/41	1,086,283
Baa2	101	Sr. Sec’d. Notes, 10.250%, 05/15/16	115,784
Baa2	10	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	11,902
Baa2	1,375	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 2.850%, 11/10/14	1,407,598

			34,470,982

Non-Captive Finance 2.0%
B1	645	CIT Group, Inc., Gtd. Notes, 144A, 7.000%, 05/02/17	646,613
B1	1,500	Sr. Unsec’d. Notes, 144A, 4.750%, 02/15/15(f)	1,530,000
Baa2	3,500	GATX Corp., Sr. Unsec’d. Notes, 4.750%, 10/01/12	3,550,904
A1	1,384	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 5.875%, 01/14/38(f)	1,547,428
A1	2,300	Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19	2,718,276
A1	2,800	6.875%, 01/10/39(h)	3,544,710
A2	545	Sub. Notes, 5.300%, 02/11/21(f)	600,127
A1	4,900	Unsec’d. Notes, MTN, 2.300%, 04/27/17	4,906,649

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Baa1	$900	HSBC Finance Capital Trust IX, Ltd. Gtd. Notes, 5.911%, 11/30/35(a)	$828,000
Baa1	145	HSBC Finance Corp., Sr. Sub. Notes, 6.676%, 01/15/21	156,598
Ba3	1,275	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	1,354,688
B1	575	Sr. Unsec’d. Notes, 5.750%, 05/15/16(f)	584,877
B1	700	6.250%, 05/15/19(f)	706,907
B1	1,000	8.625%, 09/15/15	1,107,500
B1	1,000	Sr. Unsec’d. Notes, MTN, 6.375%, 03/25/13	1,025,000
Ba2	1,750	Nelnet, Inc., Jr. Sub. Notes, 3.846%, 09/29/36(a)	1,396,500
Baa1	660	Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.194%, 07/03/33(a)(b)	409,051
Ba1	630	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	648,900
Ba1	1,450	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	1,479,174
Ba1	1,725	8.000%, 03/25/20	1,832,812
Ba1	1,100	8.450%, 06/15/18	1,204,500
Ba1	1,800	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	1,818,229
Ba1	345	5.375%, 01/15/13	351,863
Ba1	650	Unsec’d. Notes, MTN, 6.000%, 01/25/17	661,375
B3	1,000	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN, 6.900%, 12/15/17	816,250

			35,426,931

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	53

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging 0.3%
Ba2	EUR	730	Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN 7.375%, 07/15/21	$1,013,406
Ba2		$1,225	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19(f)	1,384,250
B1		2,300	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	2,370,748

				4,768,404

Paper 0.6%
Baa3		740	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	799,100
Baa3		1,075	7.300%, 11/15/39	1,330,156
Baa3		800	7.950%, 06/15/18	1,001,911
Baa3		2,225	9.375%, 05/15/19	2,973,668
Ba1		1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19(f)	1,973,337
Ba1		1,140	Rock-Tenn Co., Unsec’d. Notes, 144A, 4.450%, 03/01/19(f)	1,160,757
Ba1		1,700	4.900%, 03/01/22	1,721,699

				10,960,628

Pipelines & Other 0.8%
Baa2		1,130	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 5.850%, 01/15/41	1,321,792
Baa3		510	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	527,742
Baa3		1,525	ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A, 6.000%, 05/13/21(f)	1,460,914

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa2	$2,900	Enterprise Products Operating LLC, Gtd. Notes, 4.850%, 08/15/42(f)	$2,850,505
Baa2	2,150	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 3.950%, 09/01/22	2,165,151
Baa2	520	7.300%, 08/15/33	612,529
Baa1	650	Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A, 5.000%, 05/12/21	685,471
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.450%, 09/15/20	400,289
Baa2	400	Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes, 4.250%, 09/01/12	403,985
Baa1	2,060	Sempra Energy, Sr. Unsec’d. Notes, 2.300%, 04/01/17	2,112,977
Baa1	750	6.500%, 06/01/16	892,507
Baa2	1,475	Williams Partners LP, Sr. Unsec’d. Notes, 4.000%, 11/15/21(f)	1,527,666

			14,961,528

Railroads 0.2%
Baa1	950	Norfolk Southern Corp., Sr. Unsec’d. Notes, 3.000%, 04/01/22	956,746
Baa1	2,050	3.250%, 12/01/21(f)	2,105,743

			3,062,489

Real Estate Investment Trusts 0.7%
Baa2	1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	1,203,803
Baa2	700	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 4.600%, 06/15/13	717,930

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	55

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Baa3	$665	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	$667,176
Baa1	1,830	Realty Income Corp., Sr. Unsec’d. Notes, 5.500%, 11/15/15	1,991,373
A3	245	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	252,791
A3	350	3.375%, 03/15/22	349,989
A3	260	4.200%, 02/01/15	278,961
A3	3,065	6.125%, 05/30/18	3,619,161
A3	340	6.750%, 05/15/14	371,227
A3	600	10.350%, 04/01/19	832,345
A2	1,450	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	1,593,401

			11,878,157

Retailers 1.0%
Baa2	2,700	AutoZone, Inc., Sr. Unsec’d. Notes, 3.700%, 04/15/22(f)	2,747,509
Baa2	1,630	CVS Caremark Corp., Sr. Unsec’d. Notes, 5.750%, 05/15/41	1,897,014
Baa2	1,395	6.125%, 09/15/39	1,679,915
A3	1,250	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 4.650%, 04/15/42	1,266,299
Baa3	475	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22(f)	489,029
Baa3	2,768	5.875%, 01/15/13(f)	2,858,829
Baa1	250	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21(f)	274,506

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers (cont’d.)
B2	$2,950	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	$3,230,250
A2	1,600	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	2,187,570
Aa2	525	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes, 5.625%, 04/15/41(f)	640,651

			17,271,572

Technology 1.3%
Ba3	540	Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 8.125%, 12/15/17	594,000
Baa2	950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	1,029,875
Baa3	275	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	285,078
B3	1,600	CommScope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19(f)	1,708,000
Caa1	2,000	First Data Corp., Gtd. Notes, PIK, 10.550%, 09/24/15(f)	2,035,000
Baa2	150	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	155,345
Baa2	165	3.125%, 06/15/16	170,703
A3	1,930	Hewlett-Packard Co., Sr. Unsec’d. Notes, 3.300%, 12/09/16	2,010,242
BB(c)	825	NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A, 10.000%, 07/15/13	897,187

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	57

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Ba1	$1,050	Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 6.875%, 05/01/20	$1,126,125
Ba1	2,500	Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes, 6.800%, 10/01/16	2,775,000
Baa3	968	Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 05/01/14	1,091,420
Ba1	4,000	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A, 7.500%, 08/12/15	4,300,000
Caa1	1,150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20(f)	1,226,187
Caa1	930	10.250%, 08/15/15	963,712
Baa2	1,100	Xerox Corp., Sr. Unsec’d. Notes, 2.950%, 03/15/17(f)	1,122,987
Baa2	1,050	4.250%, 02/15/15	1,118,977
Baa2	540	8.250%, 05/15/14	609,506

			23,219,344

Telecommunications 2.2%
A2	285	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	342,271
A2	2,680	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	2,929,232
A2	1,250	5.550%, 08/15/41	1,426,900
A2	3,250	6.550%, 02/15/39(g)	4,028,424
Baa2	2,150	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30(f)	3,205,102
Baa3	1,100	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17	1,199,000

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
A2	$615	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	$846,824
Baa3	1,710	CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. P, 7.600%, 09/15/39(f)	1,623,565
B1	2,717	Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14(f)	3,022,662
B3	1,550	Eileme 2 AB (Sweden), Gtd. Notes, 144A, 11.625%, 01/31/20(f)	1,596,500
Baa3	2,890	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16 (original cost $3,266,830; purchased 05/04/11 - 05/11/11)(b)(d)	3,284,696
B2	1,250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18(f)	1,281,250
B+(c)	1,500	Nextel Communications, Inc., Gtd. Notes, Ser. E, 6.875%, 10/31/13(f)	1,500,000
Baa3	1,250	Qwest Corp., Sr. Unsec’d. Notes, 3.724%, 06/15/13(a)	1,267,187
Baa2	1,600	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.950%, 09/30/14	1,620,000
Baa1	515	Telefonica Emisiones SAU (Spain), Gtd. Notes, 5.134%, 04/27/20	477,311
A3	525	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.750%, 11/01/41	550,816
A3	930	6.000%, 04/01/41	1,126,947
A3	600	6.400%, 02/15/38	750,513
A3	2,210	7.350%, 04/01/39	3,031,572

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	59

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Ba3		$200	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A, 9.125%, 04/30/18(b)	$220,000
Ba3		1,250	Unsec’d. Notes, 144A, 7.748%, 02/02/21	1,244,062
B3	EUR	1,000	Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A, 11.750%, 07/15/17	1,234,347
B3	EUR	1,700	Gtd. Notes, RegS, 11.750%, 07/15/17	2,098,391

				39,907,572

Tobacco 0.7%
Baa1		3,800	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	6,003,092
Baa2		340	Lorillard Tobacco Co., Gtd. Notes, 3.500%, 08/04/16	356,276
Baa2		305	8.125%, 06/23/19	379,969
A2		3,210	Philip Morris International, Inc., Sr. Unsec’d. Notes, 4.375%, 11/15/41	3,239,792
Baa3		2,375	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	2,849,181

				12,828,310

			Total corporate bonds	711,790,850

FOREIGN AGENCIES 2.2%
Aa3		100	China Development Bank Corp. (China), Sr. Unsec’d. Notes, 5.000%, 10/15/15	109,559
A1		1,190	Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes, 3.750%, 01/15/16	1,243,899

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
A1	$1,800	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 4.125%, 09/09/15	$1,895,643
A1	220	5.875%, 01/14/15	239,771
Baa1	1,600	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 4.950%, 05/23/16	1,668,144
Baa1	2,932	9.250%, 04/23/19	3,650,340
Baa1	400	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	498,000
BBB+(c)	977	Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 7.201%, 02/01/20	1,074,931
Aa3	1,245	IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	1,301,025
Baa3	1,500	KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN, 8.375%, 07/02/13	1,588,110
A1	2,825	Korea Development Bank (South Korea), Sr. Unsec’d. Notes, 3.875%, 05/04/17	2,929,587
A1	620	Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN, 4.500%, 03/23/15	651,469
A1	1,550	Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes, 4.625%, 11/16/21	1,609,329
A1	2,125	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21(f)	2,254,047
A1	1,320	6.250%, 06/17/14	1,425,579
A1	3,400	Sr. Unsec’d. Notes, MTN, RegS, 6.250%, 06/17/14	3,671,946
A1	850	National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	855,131
A3	6,050	Petrobras International Finance Co. - PifCo. (Cayman Islands), Gtd. Notes, 5.375%, 01/27/21	6,627,351

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	61

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES (Continued)
NR	$2,095	Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	$1,911,688
Baa1	1,925	Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, 4.875%, 01/24/22(f)	2,052,298
Baa1	2,075	VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18(b)	2,189,561

		Total foreign agencies	39,447,408

MORTGAGE BACKED SECURITIES 7.1%
	4	Federal Home Loan Mortgage Corp., 2.606%, 07/01/30(a)	3,834
	1,000	4.000%, TBA 30 YR	1,052,812
	7,169	4.500%, 10/01/39	7,648,133
	802	5.000%, 07/01/40	874,999
	1,000	5.000%, TBA 30 YR	1,080,625
	1,127	5.500%, 10/01/33 - 07/01/34	1,256,978
	1,035	6.000%, 10/01/32 - 12/01/36	1,158,834
	294	6.500%, 07/01/32 - 11/01/33	336,703
	169	7.000%, 09/01/32	197,272
	27	8.500%, 08/01/24 - 11/01/24	32,252
	95	Federal National Mortgage Association, 1.558%, 09/01/40(a)	96,926
	19	2.373%, 09/01/31(a)	20,236
	47	3.316%, 05/01/36(a)	48,029
	1,500	3.500%, TBA 15 YR	1,580,156
	3,000	3.500%, TBA 15 YR	3,165,000
	43	4.500%, 08/01/33	46,621
	20	4.520%, 01/01/28(a)	21,378
	6,197	5.000%, 10/01/17 - 03/01/34	6,740,657
	12,437	5.500%, 03/01/16 - 03/01/35	13,708,692
	3,762	6.000%, 12/01/16 - 06/01/37	4,197,587
	1,713	6.500%, 12/01/17 - 11/01/33	1,948,372
	110	7.000%, 03/01/32 - 06/01/32	129,824
	11	Government National Mortgage Association, 1.625%, 11/20/29(a)	10,903
	62	2.375%, 05/20/30(a)	64,444
	5,500	4.000%, TBA 30 YR	5,936,133
	22,500	4.000%, TBA 30 YR	24,335,156

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
	$37,000		4.500%, TBA 30 YR	$40,503,437
	5,734		5.000%, 08/20/39	6,373,707
	2,000		5.000%, TBA 30 YR	2,215,937
	24		5.500%, 08/15/33	27,120
	1,000		5.500%, TBA 30 YR	1,116,719
	190		6.000%, 01/15/33 - 12/15/33	215,835
	836		6.500%, 09/15/32 - 07/15/38	971,899
	952	(e)	8.000%, 08/20/31	1,116
	1		8.500%, 06/15/30	1,278

			Total mortgage backed securities	127,119,604

MUNICIPAL BONDS 0.9%

California 0.4%
Aa3	1,105		Bay Area Toll Authority, Build America Bonds, Taxable, Revenue Bonds, 6.263%, 04/01/49	1,479,230
A1	525		6.907%, 10/01/50	716,993
Aa3	490		Los Angeles Department of Water & Power, Build America Bonds, Taxable, Revenue Bonds, 5.716%, 07/01/39	597,834
A1	835		State of California, Build America Bonds, GO, 7.300%, 10/01/39	1,076,415
A1	275		7.625%, 03/01/40	366,490
A1	1,600		State of California, Build America Bonds, Taxable, Var. Purp., GO, 7.550%, 04/01/39	2,115,808
Aa1	500		University of California, Build America Bonds, Revenue Bonds, 5.770%, 05/15/43	610,470

				6,963,240

Colorado
Aa2	475		Regional Transportation Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B, 5.844%, 11/01/50	618,968

Illinois 0.1%
A1	545		Chicago O’Hare International Airport, Build America Bonds, Revenue Bonds, 6.395%, 01/01/40	689,142

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	63

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

New Jersey 0.2%
A3	$725	New Jersey State Turnpike Authority, Build America Bonds, Taxable, Issuer Subsidy, Revenue Bonds, Ser. A, 7.102%, 01/01/41	$1,013,688
A3	2,250	Ser. F, 7.414%, 01/01/40	3,262,837

			4,276,525

Ohio 0.1%
Aa1	1,350	Ohio State University (The), Build America Bonds, Taxable, Ser. A, 4.800%, 06/01/2111	1,417,122
Aa1	295	Ser. C, 4.910%, 06/01/40	341,902
Aaa	375	Ohio State Water Development Authority, Build America Bonds, Taxable, Revenue Bonds, 4.879%, 12/01/34	421,609

			2,180,633

Oregon
Aa2	235	Oregon State Department of Transportation, Build America Bonds, Taxable, Subordinated Lien, Revenue Bonds, Ser. A, 5.834%, 11/15/34	293,771

Pennsylvania 0.1%
Aa3	715	Pennsylvania State Turnpike Commission, Build America Bonds, Ser. B, 5.511%, 12/01/45	821,771

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Tennessee
Aa2		$550	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Build America Bonds, Taxable, Subordinated, Revenue Bonds, Ser. B, 6.731%, 07/01/43	$666,748

Texas
Aaa		200	Texas State Transportation Commission, Build America Bonds, Taxable, First Tier, Revenue Bonds, Ser. B, 5.028%, 04/01/26	246,384

			Total municipal bonds	16,757,182

SOVEREIGNS 3.1%
NR		1,855	Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN, 2.750%, 03/05/15	1,880,013
NR		1,000	Ser. E, 144A, MTN, 2.875%, 09/15/14	1,022,256
Baa2		6,925	Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes, 4.875%, 01/22/21	7,949,900
Baa3		4,000	Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, 4.875%, 05/05/21	4,300,000
Baa3		1,500	6.750%, 03/10/14	1,608,750
Baa3		1,400	7.250%, 04/20/15	1,582,000
Baa3		1,000	10.375%, 05/04/14	1,150,000
Ba1	EUR	1,100	Ireland Government Bond (Ireland), Bonds, 4.500%, 04/18/20	1,255,013
A3	EUR	2,865	Italy Buoni Poliennali del Tesoro (Italy), Bonds, 4.750%, 05/01/17	3,814,008
B3	EUR	255	Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes, 11.000%, 07/27/12	337,880
Baa1	MXN	36,000	Mexican Bonos (Mexico), Bonds, Ser. M 30, 10.000%, 11/20/36	3,571,340

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	65

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

SOVEREIGNS (Continued)
Baa1		$2,870	Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, 3.625%, 03/15/22(f)	$2,996,280
Baa1		1,590	Sr. Unsec’d. Notes, MTN, 4.750%, 03/08/44(f)	1,634,520
Baa3		343	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 3.550%, 05/31/18(j)	281,054
Baa3	EUR	1,585	Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	2,365,562
A2	JPY	500,000	Poland Government International Bond (Poland), Sr. Unsec’d. Notes, Ser. 3BR, 1.000%, 06/20/12	6,259,876
Aa2		2,085	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 5.250%, 01/20/20(f)	2,332,698
Aa2		885	6.400%, 01/20/40	1,058,681
A1		5,300	Republic of Korea (South Korea), Sr. Unsec’d. Notes, 7.125%, 04/16/19	6,649,460
Baa1		4,200	Russian Foreign Bond - Eurobond (Russia), Unsec’d. Notes, 144A, 3.250%, 04/04/17(f)	4,257,750

			Total sovereigns	56,307,041

U.S. GOVERNMENT TREASURY SECURITIES 12.8%
		1,145	U.S. Treasury Bonds, 3.125%, 11/15/41	1,148,578
		14,535	6.125%, 11/15/27	21,243,804
		4,855	6.250%, 08/15/23	6,895,615
		37,135	U.S. Treasury Notes, 0.250%, 03/31/14(f)	37,130,655
		830	0.250%, 04/30/14	829,806
		11,465	0.750%, 12/15/13	11,557,259
		8,500	1.125%, 06/15/13	8,585,000
		15,150	2.000%, 02/15/22	15,263,625
		12,080	3.125%, 01/31/17	13,405,973
		25,000	4.000%, 02/15/14	26,663,075
		50,000	4.750%, 05/15/14	54,527,350

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT TREASURY SECURITIES (Continued)
$3,700	U.S. Treasury Strip Coupons, 2.610%, 02/15/25(k)	$2,650,158
20,000	3.670%, 05/15/28(f)(k)	12,526,640
35,000	4.300%, 08/15/32(f)(k)	18,556,685

	Total U.S. government treasury securities	230,984,223

Shares
PREFERRED STOCK

Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	585,860

	Total long-term investments (cost $1,708,881,208)	1,759,237,482

SHORT-TERM INVESTMENTS 15.5%

Affiliated Mutual Funds 15.5%
2,842,959	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $28,184,700)(l)	25,472,911
253,240,622	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $253,240,622; includes $152,021,314 of cash collateral received for securities on loan)(l)(m)	253,240,622

	Total affiliated mutual funds (cost $281,425,322)	278,713,533

Contracts
OPTION PURCHASED*

Put Option
236	10 Year U.S. Treasury Note, expiring 05/25/12, Strike Price $130.50 (cost $85,162)	36,875

	Total short-term investments (cost $281,510,484)	278,750,408

	Total Investments 113.0% (cost $1,990,391,692; Note 5)	2,037,987,890
	Liabilities in excess of other assets(n) (13.0%)	(233,908,475)

	Net Assets 100.0%	$1,804,079,415

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	67

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset Backed Security

ARM—Adjustable Rate Mortgage

AUD—Australian Dollar

BBR—New Zealand Bank Bill Rate

BRL—Brazilian Real

BTP—Buoni del Tesoro Poliennali - Long Term Treasury Bonds

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CPI—Consumer Price Index

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

I/O—Interest Only

INR—Indian Rupee

JIBAR—Johannesburg Interbank Agreed Rate

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

MEXIBOR—Mexico Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NIBOR—Norway Interbank Offered Rate

NOK—Norwegian Krone

NR—Not Rated

NSA—Non-Seasonally Adjusted

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PIK—Payment-in-Kind

PLN—Polish Zloty

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand

†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $12,213,290. The aggregate value of $12,341,670 is approximately 0.7% of net assets.
(e)	Amount is actual; not rounded to thousands.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,900,665; cash collateral of $152,021,314 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2012.
(k)	The rate shown is the effective yield at April 30, 2012.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
	Long Positions:
2,484	5 Year U.S. Treasury Notes	Jun. 2012	$307,123,392	$307,511,438	$388,046
22	10 Year Australian Bond	Jun. 2012	2,707,155	2,746,613	39,458
18	Euro-BTP Italian Government Bond	Jun. 2012	2,404,346	2,423,398	19,052

					446,556

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	69

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
	Short Positions:
11	10 Year U.S. Treasury Notes	Jun. 2012	$1,452,330	$1,455,094	$(2,764)
24	Euro-Bund	Jun. 2012	4,439,761	4,482,249	(42,488)
62	U.S. Ultra Bond	Jun. 2012	9,727,986	9,784,375	(56,389)

					(101,641)

					$344,915

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
Expiring 05/23/12	Morgan Stanley & Co., Inc.	AUD	3,420,928	$3,528,000	$3,554,898	$26,898
Expiring 05/23/12	Morgan Stanley & Co., Inc.	AUD	3,298,682	3,418,200	3,427,865	9,665
Expiring 05/23/12	Morgan Stanley & Co., Inc.	AUD	3,157,718	3,316,400	3,281,381	(35,019)
Expiring 05/23/12	UBS AG	AUD	2,424,345	2,515,500	2,519,287	3,787
Brazilian Real
Expiring 07/11/12	UBS AG	BRL	7,295,679	3,901,850	3,774,619	(127,231)
British Pound
Expiring 05/25/12	JPMorgan Chase Securities	GBP	1,386,918	2,193,857	2,250,437	56,580
Expiring 05/25/12	JPMorgan Chase Securities	GBP	1,087,733	1,767,200	1,764,973	(2,227)
Expiring 05/25/12	Morgan Stanley & Co., Inc.	GBP	2,143,872	3,418,200	3,478,683	60,483
Expiring 05/25/12	Morgan Stanley & Co., Inc.	GBP	2,099,255	3,331,300	3,406,288	74,988
Expiring 05/25/12	Morgan Stanley & Co., Inc.	GBP	1,635,080	2,626,100	2,653,109	27,009
Canadian Dollar
Expiring 05/22/12	Citibank NA	CAD	8,377,310	8,432,738	8,476,257	43,519
Expiring 05/22/12	Citibank NA	CAD	5,054,485	5,090,100	5,114,185	24,085
Expiring 05/22/12	JPMorgan Chase Securities	CAD	1,645,447	1,665,700	1,664,881	(819)

See Notes to Financial Statements.

70	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 05/22/12	Morgan Stanley & Co., Inc.	CAD	3,403,943	$3,418,200	$3,444,148	$25,948
Expiring 05/22/12	Morgan Stanley & Co., Inc.	CAD	2,564,830	2,589,200	2,595,125	5,925
Chilean Peso
Expiring 07/12/12	JPMorgan Chase Securities	CLP	1,995,673,560	4,037,373	4,077,582	40,209
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	31,680,581	5,007,600	5,009,778	2,178
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	31,206,691	4,923,744	4,934,840	11,096
Expiring 08/02/12	UBS AG	CNY	58,274,640	9,180,000	9,215,203	35,203
Expiring 08/02/12	UBS AG	CNY	55,475,250	8,702,000	8,772,525	70,525
Expiring 08/02/12	UBS AG	CNY	15,833,377	2,501,600	2,503,796	2,196
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	19,963,469	3,150,800	3,153,634	2,834
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	11,282,353	1,784,900	1,782,276	(2,624)
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,545,600	8,535,760	(9,840)
Colombian Peso
Expiring 05/16/12	Citibank NA	COP	5,975,318,970	3,331,188	3,382,616	51,428
Czech Koruna
Expiring 05/24/12	Citibank NA	CZK	49,591,464	2,646,000	2,631,411	(14,589)
Expiring 05/24/12	Citibank NA	CZK	30,565,049	1,655,900	1,621,835	(34,065)
Expiring 05/24/12	JPMorgan Chase Securities	CZK	106,066,610	5,743,902	5,628,081	(115,821)
Expiring 05/24/12	JPMorgan Chase Securities	CZK	64,351,102	3,418,200	3,414,583	(3,617)
Euro
Expiring 05/25/12	Citibank NA	EUR	1,250,565	1,655,900	1,655,533	(367)
Expiring 05/25/12	Citibank NA	EUR	389,078	512,700	515,073	2,373
Expiring 05/25/12	UBS AG	EUR	49,500	65,021	65,529	508
Hungarian Forint
Expiring 05/24/12	Citibank NA	HUF	393,932,740	1,762,800	1,811,295	48,495
Expiring 05/24/12	Citibank NA	HUF	384,284,751	1,770,700	1,766,934	(3,766)
Expiring 05/24/12	Citibank NA	HUF	193,078,973	882,000	887,773	5,773
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	113,960,630	2,138,700	2,065,881	(72,819)
Expiring 01/07/13	Citibank NA	INR	76,233,253	1,441,900	1,381,959	(59,941)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	71

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 01/07/13	UBS AG	INR	215,027,520	$4,128,000	$3,898,025	$(229,975)
Expiring 01/07/13	UBS AG	INR	152,465,754	2,837,100	2,763,903	(73,197)
Expiring 01/07/13	UBS AG	INR	120,371,243	2,212,300	2,182,093	(30,207)
Japanese Yen
Expiring 05/25/12	Morgan Stanley & Co., Inc.	JPY	207,434,533	2,562,100	2,598,719	36,619
Expiring 05/25/12	UBS AG	JPY	141,530,457	1,770,700	1,773,080	2,380
Malaysian Ringgit
Expiring 06/27/12	Citibank NA	MYR	5,366,138	1,767,200	1,765,847	(1,353)
Expiring 06/27/12	UBS AG	MYR	10,799,490	3,535,600	3,553,813	18,213
Mexican Peso
Expiring 05/22/12	Citibank NA	MXN	45,013,633	3,418,200	3,447,921	29,721
Expiring 05/22/12	Citibank NA	MXN	33,968,121	2,589,200	2,601,865	12,665
Expiring 05/22/12	Citibank NA	MXN	32,003,018	2,512,000	2,451,344	(60,656)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	105,043,751	8,247,968	8,046,064	(201,904)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	23,090,909	1,767,200	1,768,701	1,501
New Zealand Dollar
Expiring 05/23/12	Citibank NA	NZD	4,097,028	3,354,200	3,344,617	(9,583)
Expiring 05/23/12	Citibank NA	NZD	3,107,812	2,570,900	2,537,068	(33,832)
Expiring 05/23/12	Citibank NA	NZD	2,379,174	1,961,788	1,942,243	(19,545)
Expiring 05/23/12	Morgan Stanley & Co., Inc.	NZD	77,403	62,900	63,188	288
Expiring 05/23/12	UBS AG	NZD	4,143,418	3,418,200	3,382,488	(35,712)
Expiring 05/23/12	UBS AG	NZD	3,119,629	2,550,300	2,546,715	(3,585)
Norwegian Krone
Expiring 05/24/12	Citibank NA	NOK	19,165,662	3,349,400	3,345,631	(3,769)
Expiring 05/24/12	Citibank NA	NOK	19,148,645	3,354,200	3,342,660	(11,540)
Expiring 05/24/12	Citibank NA	NOK	14,332,651	2,487,300	2,501,962	14,662
Expiring 05/24/12	Citibank NA	NOK	9,596,606	1,659,300	1,675,220	15,920
Expiring 05/24/12	Morgan Stanley & Co., Inc.	NOK	21,581,152	3,742,707	3,767,288	24,581
Peruvian Nuevo Sol
Expiring 06/06/12	Citibank NA	PEN	9,358,733	3,535,600	3,543,525	7,925
Philippine Peso
Expiring 10/03/12	Citibank NA	PHP	75,044,148	1,767,200	1,757,443	(9,757)
Expiring 10/03/12	UBS AG	PHP	110,034,004	2,563,700	2,576,863	13,163
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	12,205,933	3,873,925	3,860,469	(13,456)

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Expiring 05/24/12	Citibank NA	PLN	8,239,023	$2,589,200	$2,605,823	$16,623
Expiring 05/24/12	Citibank NA	PLN	8,138,212	2,563,700	2,573,938	10,238
Expiring 05/24/12	Citibank NA	PLN	7,802,748	2,498,500	2,467,838	(30,662)
Russian Rouble
Expiring 06/14/12	Citibank NA	RUB	98,337,806	3,309,700	3,323,365	13,665
Expiring 06/14/12	Citibank NA	RUB	98,314,678	3,316,400	3,322,584	6,184
Expiring 06/14/12	Citibank NA	RUB	78,238,409	2,651,700	2,644,098	(7,602)
Expiring 06/14/12	Citibank NA	RUB	49,081,270	1,674,700	1,658,721	(15,979)
Singapore Dollar
Expiring 05/23/12	Citibank NA	SGD	6,073,136	4,838,312	4,907,676	69,364
Expiring 05/23/12	JPMorgan Chase Securities	SGD	5,223,951	4,164,200	4,221,453	57,253
Expiring 05/23/12	JPMorgan Chase Securities	SGD	4,277,259	3,418,200	3,456,435	38,235
Expiring 05/23/12	JPMorgan Chase Securities	SGD	4,172,462	3,316,400	3,371,750	55,350
Expiring 05/23/12	JPMorgan Chase Securities	SGD	3,160,061	2,517,600	2,553,632	36,032
Expiring 05/23/12	JPMorgan Chase Securities	SGD	2,109,166	1,685,600	1,704,408	18,808
South African Rand
Expiring 05/31/12	Citibank NA	ZAR	56,342,682	7,253,007	7,213,343	(39,664)
Expiring 05/31/12	Citibank NA	ZAR	27,343,423	3,418,200	3,500,676	82,476
Expiring 05/31/12	Citibank NA	ZAR	25,719,651	3,349,400	3,292,791	(56,609)
Expiring 05/31/12	JPMorgan Chase Securities	ZAR	27,506,281	3,528,000	3,521,526	(6,474)
Expiring 05/31/12	JPMorgan Chase Securities	ZAR	27,176,695	3,452,300	3,479,331	27,031
Swedish Krona
Expiring 05/24/12	Citibank NA	SEK	22,408,467	3,348,500	3,330,524	(17,976)
Expiring 05/24/12	Citibank NA	SEK	22,352,224	3,316,400	3,322,165	5,765
Expiring 05/24/12	Citibank NA	SEK	17,668,561	2,626,100	2,626,042	(58)
Expiring 05/24/12	Citibank NA	SEK	11,209,225	1,659,300	1,666,004	6,704
Expiring 05/24/12	Morgan Stanley & Co., Inc.	SEK	13,366,635	1,980,304	1,986,655	6,351
Thai Baht
Expiring 07/18/12	Citibank NA	THB	54,500,448	1,767,200	1,763,343	(3,857)
Expiring 07/18/12	UBS AG	THB	374,202,637	12,047,735	12,107,196	59,461
Expiring 07/18/12	UBS AG	THB	79,374,716	2,563,700	2,568,141	4,441
Expiring 07/18/12	UBS AG	THB	79,340,545	2,570,900	2,567,036	(3,864)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	73

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased (cont’d.):
Turkish Lira
Expiring 05/31/12	Citibank NA	TRY	6,100,656	$3,338,000	$3,448,260	$110,260
Expiring 05/31/12	Citibank NA	TRY	6,077,573	3,349,400	3,435,213	85,813
Expiring 05/31/12	Citibank NA	TRY	4,649,660	2,570,900	2,628,117	57,217
Expiring 05/31/12	JPMorgan Chase Securities	TRY	4,545,960	2,511,400	2,569,503	58,103

						231,156

Sold:
Australian Dollar
Expiring 05/23/12	Citibank NA	AUD	2,488,928	$2,540,800	$2,586,400	$(45,600)
Expiring 05/23/12	Morgan Stanley & Co., Inc.	AUD	3,261,947	3,349,400	3,389,692	(40,292)
Expiring 05/23/12	Morgan Stanley & Co., Inc.	AUD	3,180,423	3,311,800	3,304,975	6,825
Brazilian Real
Expiring 07/11/12	Citibank NA	BRL	7,295,679	3,804,787	3,774,619	30,168
British Pound
Expiring 05/25/12	Citibank NA	GBP	1,447,189	2,291,111	2,348,233	(57,122)
Canadian Dollar
Expiring 05/22/12	Citibank NA	CAD	5,829,766	5,807,500	5,898,623	(91,123)
Expiring 05/22/12	Citibank NA	CAD	4,002,714	3,995,000	4,049,992	(54,992)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	37,385,959	5,894,050	5,911,992	(17,942)
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	30,068,813	4,758,100	4,754,903	3,197
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	20,910,793	3,307,100	3,306,708	392
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	18,121,414	2,877,100	2,865,612	11,488
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	11,896,048	1,864,000	1,881,170	(17,170)
Expiring 08/02/12	UBS AG	CNY	37,391,853	5,894,050	5,912,924	(18,874)
Expiring 08/02/12	UBS AG	CNY	16,460,160	2,571,900	2,602,911	(31,011)
Expiring 08/02/12	UBS AG	CNY	11,702,597	1,861,100	1,850,579	10,521
Expiring 08/02/12	UBS AG	CNY	8,532,902	1,359,500	1,349,342	10,158
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	31,245,822	4,925,644	4,935,911	(10,267)

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Czech Koruna
Expiring 05/24/12	JPMorgan Chase Securities	CZK	58,415,131	$3,074,500	$3,099,610	$(25,110)
Expiring 05/24/12	UBS AG	CZK	78,363,139	4,192,800	4,158,087	34,713
Expiring 05/24/12	UBS AG	CZK	63,930,140	3,342,700	3,392,246	(49,546)
Euro
Expiring 05/25/12	Citibank NA	EUR	19,319,170	25,490,003	25,575,263	(85,260)
Expiring 05/25/12	Citibank NA	EUR	1,840,000	2,432,180	2,435,844	(3,664)
Expiring 05/25/12	Citibank NA	EUR	1,264,216	1,664,600	1,673,605	(9,005)
Expiring 05/25/12	Citibank NA	EUR	1,094,438	1,438,356	1,448,848	(10,492)
Expiring 05/25/12	JPMorgan Chase Securities	EUR	2,914,585	3,811,788	3,858,410	(46,622)
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	115,733,550	2,173,400	2,098,021	75,379
Expiring 01/07/13	UBS AG	INR	215,027,520	4,054,064	3,898,025	156,039
Expiring 01/07/13	UBS AG	INR	178,988,128	3,420,700	3,244,702	175,998
Expiring 01/07/13	UBS AG	INR	168,309,202	3,202,364	3,051,114	151,250
Japanese Yen
Expiring 05/25/12	JPMorgan Chase Securities	JPY	207,480,497	2,563,700	2,599,295	(35,595)
Expiring 06/20/12	Barclays Bank PLC	JPY	500,000,000	6,456,286	6,265,453	190,833
Mexican Peso
Expiring 05/22/12	Citibank NA	MXN	55,520,248	4,250,500	4,252,699	(2,199)
Expiring 05/22/12	Citibank NA	MXN	46,499,145	3,501,400	3,561,707	(60,307)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	85,758,607	6,490,700	6,568,875	(78,175)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	47,359,820	3,588,827	3,627,633	(38,806)
New Zealand Dollar
Expiring 05/23/12	Citibank NA	NZD	2,469,350	2,009,100	2,015,858	(6,758)
Expiring 05/23/12	UBS AG	NZD	2,830,252	2,291,700	2,310,481	(18,781)
Norwegian Krone
Expiring 05/24/12	Citibank NA	NOK	19,306,286	3,348,500	3,370,179	(21,679)
Expiring 05/24/12	Citibank NA	NOK	14,767,897	2,545,100	2,577,940	(32,840)
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	7,890,986	2,489,000	2,495,746	(6,746)
Russian Rouble
Expiring 06/14/12	Citibank NA	RUB	245,733,755	8,195,223	8,304,670	(109,447)
South African Rand
Expiring 05/31/12	Citibank NA	ZAR	63,505,819	7,857,200	8,130,413	(273,213)
Expiring 05/31/12	Citibank NA	ZAR	19,490,496	2,511,400	2,495,295	16,105

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	75

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold (cont’d.):
Swedish Krona
Expiring 05/24/12	Citibank NA	SEK	17,216,499	$2,545,100	$2,558,853	$(13,753)
Expiring 05/24/12	UBS AG	SEK	23,894,412	3,541,300	3,551,377	(10,077)
Thai Baht
Expiring 05/31/12	UBS AG	THB	144,889,605	4,712,700	4,701,414	11,286
Expiring 05/31/12	UBS AG	THB	126,267,473	4,096,800	4,097,158	(358)
Expiring 05/31/12	UBS AG	THB	106,710,232	3,445,600	3,462,560	(16,960)
Expiring 07/18/12	UBS AG	THB	71,359,807	2,287,100	2,308,822	(21,722)
Turkish Lira
Expiring 05/31/12	UBS AG	TRY	4,545,472	2,515,700	2,569,227	(53,527)

						(530,683)

						$(299,527)

Inflation swap agreement outstanding at April 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
$3,100	02/22/22	2.655%	U.S. CPI Urban Consumers NSA(1)	$19,825	$—	$19,825	Barclays Bank PLC

(1)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$82,000	01/10/13	0.908%	3 month LIBOR(1)	$444,641	$—	$444,641	JPMorgan Chase Bank
38,675	08/31/16	0.977%	3 month LIBOR(2)	(17,066)	—	(17,066)	Citibank NA
37,880	08/31/16	0.975%	3 month LIBOR(2)	(14,842)	—	(14,842)	Barclays Bank PLC

See Notes to Financial Statements.

76	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
	$19,335	08/31/16	0.973%	3 month LIBOR(2)	$(5,599)	$—	$(5,599)	Citibank NA
	19,335	08/31/16	0.977%	3 month LIBOR(2)	(9,045)	—	(9,045)	Citibank NA
	12,100	08/31/16	0.975%	3 month LIBOR(2)	(4,424)	—	(4,424)	JPMorgan Chase Bank
	12,100	08/31/16	0.978%	3 month LIBOR(2)	(6,155)	—	(6,155)	JPMorgan Chase Bank
	3,300	09/14/16	1.206%	3 month LIBOR(2)	(25,640)	—	(25,640)	Deutsche Bank AG
	9,660	07/20/21	3.035%	3 month LIBOR(1)	1,008,808	—	1,008,808	Citibank NA
	13,380	11/23/21	2.148%	3 month LIBOR(2)	(323,482)	—	(323,482)	Citibank NA
	4,400	01/27/22	2.071%	3 month LIBOR(2)	(54,305)	—	(54,305)	Citibank NA
	3,965	01/30/22	2.082%	3 month LIBOR(2)	(51,574)	—	(51,574)	Citibank NA
	8,795	02/07/22	2.056%	3 month LIBOR(2)	(76,585)	—	(76,585)	Citibank NA
	10,060	02/10/22	2.097%	3 month LIBOR(2)	(123,739)	—	(123,739)	Morgan Stanley Capital Services, Inc.
	17,160	04/12/22	2.111%	3 month LIBOR(1)	155,339	—	155,339	Citibank NA
	10,060	04/12/22	2.111%	3 month LIBOR(1)	91,059	—	91,059	Morgan Stanley Capital Services, Inc.
CAD	14,000	02/22/17	1.708%	3 month Canadian Banker’s Acceptance(1)	(138,803)	—	(138,803)	Citibank NA
MXN	110,200	07/05/13	5.480%	1 month MEXIBOR(1)	74,970	—	74,970	Barclays Bank PLC
MXN	85,000	12/15/16	5.750%	1 month MEXIBOR(1)	92,802	—	92,802	Barclays Bank PLC
MXN	57,100	02/18/22	6.600%	1 month MEXIBOR(1)	71,369	—	71,369	Barclays Bank PLC
MXN	63,400	04/15/22	6.380%	1 month MEXIBOR(1)	(14,887)	—	(14,887)	JPMorgan Chase Bank
NOK	70,000	04/12/15	2.830%	6 month NIBOR(1)	(38,800)	—	(38,800)	Royal Bank of Scotland PLC
NZD	7,900	08/18/16	4.173%	3 month BBR(1)	258,775	—	258,775	Citibank NA

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	77

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
NZD	4,800	03/26/17	3.810%	3 month BBR(1)	$79,316	$—	$79,316	HSBC Bank USA NA
ZAR	69,500	04/11/17	6.890%	3 month JIBAR(1)	47,955	—	47,955	Citibank NA

					$1,420,088	$—	$1,420,088

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on Corporate Issues—Buy Protection(1):
American International Group	03/20/18	3.700%	$1,300	$(121,983)	$—	$(121,983)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%	1,700	(24,249)	55,945	(80,194)	Citibank NA
Centex Corp.	06/20/14	1.000%	2,500	9,819	(7,433)	17,252	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	1,250	(12,936)	—	(12,936)	Goldman Sachs International
GATX Corp.	12/20/12	1.000%	3,500	(14,310)	7,502	(21,812)	Credit Suisse International
International Paper Co.	03/20/14	5.300%	2,000	(195,972)	—	(195,972)	Goldman Sachs International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,768	(16,174)	22,422	(38,596)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%	965	3,692	12,672	(8,980)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	167,664	82,526	85,138	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	381,000	140,308	240,692	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	2,300	(12,033)	11,163	(23,196)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	1,450	(64,137)	118,426	(182,563)	JPMorgan Chase Bank

See Notes to Financial Statements.

78	Visit our website at www.prudentialfunds.com

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on Corporate Issues—Buy Protection(1) (cont’d.):
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	$380	$(49,257)	$—	$(49,257)	Deutsche Bank AG
Toll Brothers, Inc.	03/20/15	1.000%	1,885	(6,329)	8,481	(14,810)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	1,650	39,700	23,983	15,717	JPMorgan Chase Bank

				$84,495	$475,995	$(391,500)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
Itraxx Euro, zero coupon, due 06/20/13	06/20/13	1.650%	EUR	1,300	$(13,856)	$(11,947)	$(1,909)	Morgan Stanley Capital Services, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V4	12/20/16	5.000%	$48,500	$(770,541)	$(1,118,194)	$347,653	Bank of America NA

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2012(5)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$7,250	0.561%	$(17,998)	$(30,251)	$12,253	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	7,250	0.732%	25,781	(31,884)	57,665	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	7,250	0.922%	(41,256)	(77,285)	36,029	Morgan Stanley Capital Services, Inc.

					$(33,473)	$(139,420)	$105,947

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	79

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

See Notes to Financial Statements.

80	Visit our website at www.prudentialfunds.com

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$168,806,141	$3,714,731
Residential Mortgage Backed Securities	—	90,627,220	—
Bank Loans	—	37,400,151	173,028
Collateralized Mortgage Obligations	—	4,327,643	—
Commercial Mortgage Backed Securities	—	271,196,400	—
Corporate Bonds	—	711,790,850	—
Foreign Agencies	—	39,447,408	—
Mortgage Backed Securities	—	127,119,604	—
Municipal Bonds	—	16,757,182	—
Sovereigns	—	56,307,041	—
U.S. Government Treasury Securities	—	230,984,223	—
Preferred Stock	585,860	—	—
Affiliated Mutual Funds	278,713,533	—	—
Option Purchased	36,875	—	—
Other Financial Instruments*
Futures Contracts	344,915	—	—
Forward Foreign Currency Exchange Contracts	—	(299,527)	—
Inflation Swap Agreement	—	19,825	—
Interest Rate Swap Agreements	—	1,420,088	—
Credit Default Swap Agreements	—	73,127	(12,936)

Total	$279,681,183	$1,755,977,376	$3,874,823

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	81

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non- Residential Mortgage Backed Securities	Bank Loans	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/11	$15,349,776	$972,578	$317,353	$(12,432)
Realized gain (loss)	(4,950)	—	—	— **
Change in unrealized appreciation (depreciation)***	(44,159)	3,676	—	(504)
Purchases	—	—	—	—
Sales	(1,922,407)	(862)	—	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(9,663,529)	(802,364)	(317,353)	—

Balance as of 04/30/12	$3,714,731	$173,028	$—	$(12,936)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $4,424.
***	Of which, $(36,315) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 1 Non-Residential Mortgage Backed Security transferred out of Level 3 as a result of the security no longer being fair valued in acordance with the Board of Directors’ approval, 5 Non-Residential Mortgage Backed Securities, 1 Sovereign and 1 Bank Loan transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Affiliated Mutual Funds (including 8.4% of collateral received for securities on loan)	15.5%
Commercial Mortgage Backed Securities	15.0
U.S. Government Treasury Securities	12.8
Non-Residential Mortgage Backed Securities	9.6
Banking	8.4
Mortgage Backed Securities	7.1
Residential Mortgage Backed Securities	5.0
Sovereigns	3.1
Foods	2.9
Foreign Agencies	2.2
Insurance	2.2
Telecommunications	2.2
Cable	2.1
Electric	2.0
Metals	2.0
Non-Captive Finance	2.0
Healthcare & Pharmaceutical	1.9
Media & Entertainment	1.8
Technology	1.5
Energy—Other	1.4
Retailers	1.1
Capital Goods	1.0
Gaming	1.0%
Pipelines & Other	1.0
Healthcare Insurance	0.9
Municipal Bonds	0.9
Chemicals	0.7
Lodging	0.7
Real Estate Investment Trusts	0.7
Tobacco	0.7
Automotive	0.6
Paper	0.6
Airlines	0.5
Energy—Integrated	0.5
Aerospace & Defense	0.3
Packaging	0.3
Building Materials & Construction	0.2
Collateralized Mortgage Obligations	0.2
Consumer	0.2
Railroads	0.2

113.0
Liabilities in excess of other assets	(13.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	83

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$812,399		Unrealized depreciation on swap agreements	$752,208
Credit contracts	Premiums paid for swap agreements	483,428		Premiums received for swap agreements	1,276,994
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,519,069		Unrealized depreciation on forward foreign currency contracts	2,818,596
Interest rate contracts	Unaffiliated investments	36,875		—	—
Interest rate contracts	Due from broker—variation margin	446,556	*	Due from broker—variation margin	101,641	*
Interest rate contracts	Unrealized appreciation on swap agreements	2,344,859		Unrealized depreciation on swap agreements	904,946

Total		$6,643,186			$5,854,385

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$1,440,485	$1,440,485
Foreign exchange contracts	—	—	—	(4,204,360)	—	(4,204,360)
Interest rate contracts	2,971,879	(543,892)	(66,451)	—	1,528,586	3,890,122

Total	$2,971,879	$(543,892)	$(66,451)	$(4,204,360)	$2,969,071	$1,126,247

See Notes to Financial Statements.

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$254,301	$254,301
Foreign exchange contracts	—	—	(1,613,325)	—	(1,613,325)
Interest rate contracts	(48,287)	31,192	—	(703,840)	(720,935)

Total	$(48,287)	$31,192	$(1,613,325)	$(449,539)	$(2,079,959)

For the six months ended April 30, 2012, the Fund’s average volume of derivative activities are as follows:

Options Purchased	Futures Long Positions	Futures Short Positions	Forward Currency Contracts— Purchased	Forward Currency Contracts— Sold	Inflation Swap	Interest Rate Swaps	Credit Default Swaps as Buyer	Credit Default Swaps as Writer
(Cost)	(Value at Trade Date)	(Value at Trade Date)	(Value at Settlement Date Payable)	(Value at Settlement Date Receivable)	(Notional Amount in USD(000))	(Notional Amount in USD(000))	(Notional Amount in USD(000))	(Notional Amount in USD(000))
$31,979	$280,448,545	$30,225,574	$293,339,734	$179,500,260	$1,033	$242,726	$32,427	$40,467

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	85

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $148,900,665:
Unaffiliated investments (cost $1,708,966,370)	$1,759,274,357
Affiliated investments (cost $281,425,322)	278,713,533
Cash	257,623
Foreign currency, at value (cost $6,909)	6,909
Receivable for investments sold	52,800,184
Receivable for Fund shares sold	34,682,792
Dividends and interest receivable	16,561,505
Unrealized appreciation on swap agreements	3,157,258
Unrealized appreciation on forward foreign currency contracts	2,519,069
Premiums paid for swap agreements	483,428
Due from broker—variation margin	63,238
Prepaid expenses	7,310

Total assets	2,148,527,206

Liabilities
Payable for investments purchased	177,712,942
Payable to broker for collateral for securities on loan	152,021,314
Payable for Fund shares reacquired	6,757,997
Unrealized depreciation on forward foreign currency contracts	2,818,596
Unrealized depreciation on swap agreements	1,657,154
Premiums received for swap agreements	1,276,994
Dividends payable	799,790
Management fee payable	663,981
Distribution fee payable	400,412
Accrued expenses	230,056
Affiliated transfer agent fee payable	74,211
Payable to custodian	17,631
Deferred directors’ fees	16,713

Total liabilities	344,447,791

Net Assets	$1,804,079,415

Net assets were comprised of:
Common stock, at par	$126,299
Paid-in capital in excess of par	1,753,908,130

1,754,034,429
Distributions in excess of net investment income	(6,904,025)
Accumulated net realized gain on investment and foreign currency transactions	7,831,114
Net unrealized appreciation on investments and foreign currencies	49,117,897

Net assets, April 30, 2012	$1,804,079,415

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($862,274,328 ÷ 60,292,990 shares of common stock issued and outstanding)	$14.30
Maximum sales charge (4.50% of offering price)	0.67

Maximum offering price to public	$14.97

Class B
Net asset value, offering price and redemption price per share ($58,990,326 ÷ 4,123,986 shares of common stock issued and outstanding)	$14.30

Class C
Net asset value, offering price and redemption price per share ($241,182,730 ÷ 16,874,554 shares of common stock issued and outstanding)	$14.29

Class L
Net asset value and redemption price per share ($8,551,587 ÷ 597,807 shares of common stock issued and outstanding)	$14.30
Maximum sales charge (4.25% of offering price)	0.63

Maximum offering price to public	$14.93

Class Q
Net asset value, offering price and redemption price per share ($26,222,444 ÷ 1,836,842 shares of common stock issued and outstanding)	$14.28

Class R
Net asset value, offering price and redemption price per share ($10,244,874 ÷ 715,065 shares of common stock issued and outstanding)	$14.33

Class X
Net asset value, offering price and redemption price per share ($1,454,142 ÷ 101,421 shares of common stock issued and outstanding)	$14.34

Class Z
Net asset value, offering price and redemption price per share ($595,158,984 ÷ 41,756,277 shares of common stock issued and outstanding)	$14.25

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	87

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $25,049)	$26,661,435
Affiliated dividend income	280,544
Affiliated income from securities loaned, net	116,950
Unaffiliated dividend income	21,656

Total income	27,080,585

Expenses
Management fee	3,554,496
Distribution fee—Class A	858,860
Distribution fee—Class B	205,136
Distribution fee—Class C	984,526
Distribution fee—Class L	21,458
Distribution fee—Class M	1,931
Distribution fee—Class R	9,650
Distribution fee—Class X	2,237
Transfer agent’s fees and expenses (including affiliated expense of $189,000) (Note 3)	620,000
Custodian’s fees and expenses	149,000
Registration fees	126,000
Reports to shareholders	51,000
Audit fee	23,000
Directors’ fees	15,000
Legal fees and expenses	15,000
Insurance	9,000
Miscellaneous	13,485

Total expenses	6,659,779
Expense reimbursement (Note 2)	(176,810)

Net expenses	6,482,969

Net investment income	20,597,616

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	9,990,664
Foreign currency transactions	(3,892,096)
Financial futures transactions	(66,451)
Swap agreement transactions	2,969,071
Options written transactions	(543,892)

8,457,296

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $255,387)	24,024,941
Foreign currencies	(1,536,524)
Financial futures contracts	31,192
Swap agreements	(449,539)

22,070,070

Net gain on investment and foreign currency transactions	30,527,366

Net Increase In Net Assets Resulting From Operations	$51,124,982

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$20,597,616	$31,470,073
Net realized gain on investment and foreign currency transactions	8,457,296	26,876,722
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	22,070,070	(6,489,688)

Net increase in net assets resulting from operations	51,124,982	51,857,107

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(11,916,736)	(16,940,093)
Class B	(811,432)	(1,632,393)
Class C	(2,665,802)	(3,532,593)
Class L	(138,582)	(357,983)
Class M	(5,211)	(84,140)
Class Q	(567,455)	(1,140,886)
Class R	(62,338)	(52,121)
Class X	(30,979)	(125,428)
Class Z	(9,060,573)	(7,709,475)

	(25,259,108)	(31,575,112)

Distributions from net realized gains
Class A	(14,507,116)	(4,507,149)
Class B	(1,210,826)	(525,447)
Class C	(4,138,915)	(1,111,542)
Class L	(193,714)	(110,884)
Class M	(13,008)	(43,775)
Class Q	(732,652)	—
Class R	(58,141)	(11,327)
Class X	(42,100)	(45,341)
Class Z	(9,598,152)	(1,720,558)

	(30,494,624)	(8,076,023)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	829,447,768	718,318,849
Net asset value of shares issued in reinvestment of dividends and distributions	46,967,296	34,217,550
Cost of shares reacquired	(244,152,622)	(317,963,557)

Net increase in net assets from Fund share transactions	632,262,442	434,572,842

Capital Contributions (Note 2)
Class X	12	653

Total increase	627,633,704	446,779,467

Net Assets
Beginning of period	1,176,445,711	729,666,244

End of period	$1,804,079,415	$1,176,445,711

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	89

Notes to Financial Statements

(Unaudited)

Prudential Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is total return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in

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which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the reporting period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

Prudential Total Return Bond Fund, Inc.	91

Notes to Financial Statements

(Unaudited) continued

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be

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received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of

Prudential Total Return Bond Fund, Inc.	93

Notes to Financial Statements

(Unaudited) continued

the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

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As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency

Prudential Total Return Bond Fund, Inc.	95

Notes to Financial Statements

(Unaudited) continued

of either party. Such over-the-counter derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2012 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations

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may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Prudential Total Return Bond Fund, Inc.	97

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .48% for the six months ended April 30, 2012.

PI has contractually agreed through February 28, 2013 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class L, Class M and Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1.00%, 1.00%, .50%, 1.00%, .75% and 1.00% of the

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average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended April 30, 2012, PIMS contractually agreed to limit such fees to .25% and ..50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital. During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X. The impact is also reflected in the Financial Highlights for the six months ended April 30, 2012 and the years ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008 and period ended October 31, 2007.

PIMS has advised the Fund that it has received $1,238,198 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2012. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker- dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2012, it received $493, $59,543 and $23,537 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the six months ended April 30, 2012, PIM has been compensated approximately $34,900 for these services.

Prudential Total Return Bond Fund, Inc.	99

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2012, were $1,254,530,944 and $729,816,307, respectively.

Transactions in options written during the six months ended April 30, 2012, were as follows:

	Contracts	Premiums
Options outstanding at October 31, 2011	—	$—
Options written	648	109,898
Options terminated in closing purchase transactions	(648)	(109,898)

Options outstanding at April 30, 2012	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,994,689,489	$56,131,304	$(12,832,903)	$43,298,401

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales and straddles as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is

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required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares automatically convert to Class A shares approximately eight years after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

During the fiscal year ended October 31, 2010, the Fund received $181,981 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights for each of the share classes that is affected.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 575 million, 75 million, 75 million, 25 million, 25 million, 350 million, 350 million, 25 million and 500 million shares, respectively.

Prudential Total Return Bond Fund, Inc.	101

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	26,933,886	$382,871,488
Shares issued in reinvestment of dividends and distributions	1,632,767	22,897,989
Shares reacquired	(7,200,847)	(102,082,320)

Net increase (decrease) in shares outstanding before conversion	21,365,806	303,687,157
Shares issued upon conversion from Class B, Class M, Class X and Class Z	426,497	6,078,027
Shares reacquired upon conversion into Class Z	(14,625)	(208,320)

Net increase (decrease) in shares outstanding	21,777,678	$309,556,864

Year ended October 31, 2011:
Shares sold	17,730,720	$251,371,786
Shares issued in reinvestment of dividends and distributions	1,361,671	19,077,931
Shares reacquired	(9,607,662)	(134,759,832)

Net increase (decrease) in shares outstanding before conversion	9,484,729	135,689,885
Shares issued upon conversion from Class B, Class M, Class X and Class Z	802,088	11,291,331
Shares reacquired upon conversion into Class Z	(365,173)	(5,239,505)

Net increase (decrease) in shares outstanding	9,921,644	$141,741,711

Class B
Six months ended April 30, 2012:
Shares sold	1,025,878	$14,595,248
Shares issued in reinvestment of dividends and distributions	118,428	1,659,198
Shares reacquired	(288,244)	(4,095,605)

Net increase (decrease) in shares outstanding before conversion	856,062	12,158,841
Shares reacquired upon conversion into Class A	(280,746)	(4,004,241)

Net increase (decrease) in shares outstanding	575,316	$8,154,600

Year ended October 31, 2011:
Shares sold	1,224,067	$17,310,273
Shares issued in reinvestment of dividends and distributions	135,072	1,889,154
Shares reacquired	(700,171)	(9,832,129)

Net increase (decrease) in shares outstanding before conversion	658,968	9,367,298
Shares reacquired upon conversion into Class A	(466,019)	(6,574,086)

Net increase (decrease) in shares outstanding	192,949	$2,793,212

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Class C	Shares	Amount
Six months ended April 30, 2012:
Shares sold	6,929,476	$98,479,956
Shares issued in reinvestment of dividends and distributions	372,246	5,210,656
Shares reacquired	(1,042,482)	(14,792,017)

Net increase (decrease) in shares outstanding before conversion	6,259,240	88,898,595
Shares reacquired upon conversion into Class Z	(16,611)	(235,198)

Net increase (decrease) in shares outstanding	6,242,629	$88,663,397

Year ended October 31, 2011:
Shares sold	5,493,742	$77,926,941
Shares issued in reinvestment of dividends and distributions	260,507	3,642,983
Shares reacquired	(2,103,905)	(29,493,014)

Net increase (decrease) in shares outstanding before conversion	3,650,344	52,076,910
Shares reacquired upon conversion into Class Z	(4,927)	(70,260)

Net increase (decrease) in shares outstanding	3,645,417	$52,006,650

Class L
Six months ended April 30, 2012:
Shares sold	4,004	$56,787
Shares issued in reinvestment of dividends and distributions	22,695	318,047
Shares reacquired	(48,204)	(687,275)

Net increase (decrease) in shares outstanding	(21,505)	$(312,441)

Year ended October 31, 2011:
Shares sold	4,480	$63,162
Shares issued in reinvestment of dividends and distributions	32,837	459,285
Shares reacquired	(135,615)	(1,917,214)

Net increase (decrease) in shares outstanding	(98,298)	$(1,394,767)

Class M
Period ended April 13, 2012*:
Shares sold	1,718	$24,512
Shares issued in reinvestment of dividends and distributions	1,249	17,421
Shares reacquired	(2,914)	(40,977)

Net increase (decrease) in shares outstanding before conversion	53	956
Shares reacquired upon conversion into Class A	(57,225)	(814,955)

Net increase (decrease) in shares outstanding	(57,172)	$(813,999)

Year ended October 31, 2011:
Shares sold	2,611	$36,701
Shares issued in reinvestment of dividends and distributions	7,943	110,410
Shares reacquired	(50,283)	(703,507)

Net increase (decrease) in shares outstanding before conversion	(39,729)	(556,396)
Shares reacquired upon conversion into Class A	(242,416)	(3,403,886)

Net increase (decrease) in shares outstanding	(282,145)	$(3,960,282)

Prudential Total Return Bond Fund, Inc.	103

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended April 30, 2012:
Shares sold	139,291	$1,973,418
Shares issued in reinvestment of dividends and distributions	92,931	1,300,118
Shares reacquired	(759,572)	(10,808,614)

Net increase (decrease) in shares outstanding	(527,350)	$(7,535,078)

Period ended October 31, 2011**:
Shares sold	2,719,354	$37,368,936
Shares issued in reinvestment of dividends	80,899	1,140,927
Shares reacquired	(436,061)	(6,195,000)

Net increase (decrease) in shares outstanding	2,364,192	$32,314,863

Class R
Six months ended April 30, 2012:
Shares sold	596,050	$8,495,204
Shares issued in reinvestment of dividends and distributions	6,367	89,738
Shares reacquired	(43,060)	(614,098)

Net increase (decrease) in shares outstanding	559,357	$7,970,844

Year ended October 31, 2011:
Shares sold	125,472	$1,777,183
Shares issued in reinvestment of dividends and distributions	2,250	31,830
Shares reacquired	(38,635)	(545,141)

Net increase (decrease) in shares outstanding	89,087	$1,263,872

Class X
Six months ended April 30, 2012:
Shares sold	756	$10,785
Shares issued in reinvestment of dividends and distributions	5,088	71,491
Shares reacquired	(8,937)	(126,979)

Net increase (decrease) in shares outstanding before conversion	(3,093)	(44,703)
Shares reacquired upon conversion into Class A	(44,672)	(638,646)

Net increase (decrease) in shares outstanding	(47,765)	$(683,349)

Year ended October 31, 2011:
Shares sold	8,688	$122,900
Shares issued in reinvestment of dividends and distributions	12,120	169,536
Shares reacquired	(90,512)	(1,266,277)

Net increase (decrease) in shares outstanding before conversion	(69,704)	(973,841)
Shares reacquired upon conversion into Class A	(87,453)	(1,235,696)

Net increase (decrease) in shares outstanding	(157,157)	$(2,209,537)

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Class Z	Shares	Amount
Six months ended April 30, 2012:
Shares sold	22,827,862	$322,940,370
Shares issued in reinvestment of dividends and distributions	1,100,506	15,402,638
Shares reacquired	(7,836,316)	(110,904,737)

Net increase (decrease) in shares outstanding before conversion	16,092,052	227,438,271
Shares issued upon conversion from Class A and Class C	31,332	443,518
Shares reacquired upon conversion into Class A	(43,700)	(620,185)

Net increase (decrease) in shares outstanding	16,079,684	$227,261,604

Year ended October 31, 2011:
Shares sold	23,521,646	$332,340,967
Shares issued in reinvestment of dividends and distributions	548,992	7,695,494
Shares reacquired	(9,553,652)	(133,251,443)

Net increase (decrease) in shares outstanding before conversion	14,516,986	206,785,018
Shares issued upon conversion from Class A and Class C	371,130	5,309,765
Shares reacquired upon conversion into Class A	(5,460)	(77,663)

Net increase (decrease) in shares outstanding	14,882,656	$212,017,120

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
**	Commencement of offering was December 27, 2010.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of ..08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the SCA during the period ended April 30, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.

Prudential Total Return Bond Fund, Inc.	105

Notes to Financial Statements

(Unaudited) continued

Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.41		$14.27	$13.21	$11.26	$12.62	$12.59		$12.67
Income (loss) from investment operations:
Net investment income	.20		.55	.58	.55	.61	.54		.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.26		.31	1.01	1.98	(1.38)	.01		(.08)
Total from investment operations	.46		.86	1.59	2.53	(.77)	.55		.54
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.56)	(.53)	(.58)	(.59)	(.52)		(.62)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-		-
Total dividends and distributions	(.57)		(.72)	(.53)	(.58)	(.59)	(.52)		(.62)
Capital Contributions (Note 6)	-		-	- (c)	-	-	-		-
Net asset value, end of period	$14.30		$14.41	$14.27	$13.21	$11.26	$12.62		$12.59
Total Return(d):	3.33%		6.28%	12.27%	23.09%	(6.36)%	4.30%		4.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$862,274		$555,062	$408,014	$290,709	$235,064	$243,079		$212,105
Average net assets (000)	$690,862		$428,956	$339,741	$259,620	$253,885	$237,573		$194,447
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	.85%	(g)	.85%	.85%	.85%	.91%	1.01%	(g)	1.13%
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.60%	.66%	.76%	(g)	.88%
Net investment income	2.83%	(g)	3.92%	4.22%	4.61%	4.93%	5.10%	(g)	4.97%
Portfolio turnover rate	117%	(h)	242%	185%	397%	512%	326%	(h)	387%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .87%, .62% and 2.81%, respectively, for the six months ended April 30, 2012, .97%, .72% and 3.80%, respectively, for the year ended October 31, 2011, ..97%, .72% and 4.10%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.39%, respectively, for the year ended October 31, 2009 and 1.07%, .82% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	107

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.42		$14.27	$13.21	$11.25	$12.61	$12.59		$12.67
Income (loss) from investment operations:
Net investment income	.16		.48	.51	.49	.55	.49		.52
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.25		.32	1.01	1.99	(1.38)	(.01)		(.08)
Total from investment operations	.41		.80	1.52	2.48	(.83)	.48		.44
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.49)	(.46)	(.52)	(.53)	(.46)		(.52)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-		-
Total dividends and distributions	(.53)		(.65)	(.46)	(.52)	(.53)	(.46)		(.52)
Capital Contributions (Note 6)	-		-	- (c)	-	-	-		-
Net asset value, end of period	$14.30		$14.42	$14.27	$13.21	$11.25	$12.61		$12.59
Total Return(d):	3.00%		5.83%	11.71%	22.59%	(6.83)%	3.76%		3.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,990		$51,154	$47,886	$40,281	$53,291	$79,746		$65,239
Average net assets (000)	$55,003		$46,957	$42,019	$44,554	$70,583	$81,856		$77,544
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.35%	(g)	1.35%	1.35%	1.35%	1.41%	1.56%	(g)	1.88%
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.60%	.66%	.76%	(g)	.88%
Net investment income	2.33%	(g)	3.43%	3.73%	4.12%	4.45%	4.57%	(g)	4.18%
Portfolio turnover rate	117%	(h)	242%	185%	397%	512%	326%	(h)	387%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31. (c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.37%, .62% and 2.31%, respectively, for the six months ended April 30, 2012, 1.47%, .72% and 3.31%, respectively, for the year ended October 31, 2011, 1.47%, .72% and 3.61%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, .82% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class B shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

108	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.40		$14.26	$13.20	$11.25	$12.61	$12.59		$12.67
Income (loss) from investment operations:
Net investment income	.15		.45	.50	.49	.55	.51		.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.25		.32	1.02	1.98	(1.38)	(.02)		(.08)
Total from investment operations	.40		.77	1.52	2.47	(.83)	.49		.48
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.47)	(.46)	(.52)	(.53)	(.47)		(.56)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-		-
Total dividends and distributions	(.51)		(.63)	(.46)	(.52)	(.53)	(.47)		(.56)
Capital Contributions (Note 6)	-		-	- (c)	-	-	-		-
Net asset value, end of period	$14.29		$14.40	$14.26	$13.20	$11.25	$12.61		$12.59
Total Return(d):	2.94%		5.58%	11.72%	22.51%	(6.83)%	3.80%		4.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$241,183		$153,146	$99,621	$53,688	$41,201	$47,465		$13,555
Average net assets (000)	$197,987		$108,297	$72,297	$46,340	$46,126	$42,213		$13,295
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.60%	(g)	1.53%	1.35%	1.35%	1.41%	1.51%	(g)	1.63%
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.60%	.66%	.76%	(g)	.88%
Net investment income	2.07%	(g)	3.24%	3.69%	4.11%	4.45%	4.59%	(g)	4.45%
Portfolio turnover rate	117%	(h)	242%	185%	397%	512%	326%	(h)	387%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31. (c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.62%, .62% and 2.05%, respectively, for the six months ended April 30, 2012, 1.65%, .72% and 3.12%, respectively, for the year ended October 31, 2011, 1.47%, .72% and 3.57%, respectively, for the year ended October 31, 2010, 1.57%, .82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, .82% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	109

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,				March 5, 2007(b) through October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.41		$14.27	$13.21	$11.25	$12.62	$12.69
Income (loss) from investment operations:
Net investment income	.18		.52	.55	.52	.57	.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.26		.31	1.01	1.99	(1.38)	(.08)
Total from investment operations	.44		.83	1.56	2.51	(.81)	.32
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.53)	(.50)	(.55)	(.56)	(.39)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-
Total dividends and distributions	(.55)		(.69)	(.50)	(.55)	(.56)	(.39)
Capital Contributions (Note 6)	-		-	- (c)	-	-	-
Net asset value, end of period	$14.30		$14.41	$14.27	$13.21	$11.25	$12.62
Total Return(d):	3.20%		6.02%	11.99%	22.90%	(6.67)%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,552		$8,927	$10,242	$10,820	$11,149	$15,099
Average net assets (000)	$8,630		$9,555	$10,512	$10,661	$13,644	$16,876
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.10%	(f)	1.10%	1.10%	1.10%	1.16%	1.26%	(f)
Expenses, excluding distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.60%	.66%	.76%	(f)
Net investment income	2.59%	(f)	3.69%	4.01%	4.37%	4.69%	4.84%	(f)
Portfolio turnover rate	117%	(g)	242%	185%	397%	512%	326%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.12%, .62% and 2.57%, respectively, for the six months ended April 30, 2012, 1.22%, .72% and 3.57%, respectively, for year ended October 31, 2011, 1.22%, .72% and 3.89%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.14%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

110	Visit our website at www.prudentialfunds.com

Class M Shares
	Period Ended April 13,		Year Ended October 31,				March 5, 2007(b) through October 31,
	2012(a)(h)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.42		$14.27	$13.21	$11.25	$12.61	$12.68
Income (loss) from investment operations:
Net investment income	.12		.44	.48	.46	.55	.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.25		.32	1.01	1.99	(1.38)	(.09)
Total from investment operations	.37		.76	1.49	2.45	(.83)	.28
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.45)	(.43)	(.49)	(.53)	(.35)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-
Total dividends and distributions	(.49)		(.61)	(.43)	(.49)	(.53)	(.35)
Capital Contributions (Note 6)	-		-	- (c)	-	-	-
Net asset value, end of period	$14.30		$14.42	$14.27	$13.21	$11.25	$12.61
Total Return(d):	2.74%		5.56%	11.44%	22.29%	(6.86)%	2.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$824	$4,843	$14,153	$24,877	$51,025
Average net assets (000)	$428		$2,430	$9,289	$18,875	$37,597	$62,106
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.60%	(f)	1.60%	1.60%	1.60%	1.45%	1.76%	(f)
Expenses, excluding distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.60%	.66%	.76%	(f)
Net investment income	2.06%	(f)	3.22%	3.58%	3.88%	4.42%	4.35%	(f)
Portfolio turnover rate	117%	(g)(i)	242%	185%	397%	512%	326%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.62%, .62% and 2.04%, respectively, for the period ended April 13, 2012, 1.72%, .72% and 3.10%, respectively, for the year ended October 31, 2011, 1.72%, .72% and 3.46%, respectively, for the year ended October 31, 2010, 1.82%, .82% and 3.65%, respectively, for the year ended October 31, 2009 and 1.61%, .82% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

(g) Not annualized.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(i) Calculated as of April 30, 2012.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	111

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30,		December 27, 2010(a) through October 31,
	2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.39		$13.70
Income from investment operations:
Net investment income	.22		.50
Net realized and unrealized gain on investment and foreign currency transactions	.26		.65
Total from investment operations	.48		1.15
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.46)
Distributions from net realized gains	(.32)		-
Total dividends and distributions	(.59)		(.46)
Net asset value, end of period	$14.28		$14.39
Total Return(c):	3.49%		8.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,222		$34,014
Average net assets (000)	$30,111		$34,559
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.54%	(e)	.60%	(e)
Expenses, excluding distribution and service (12b-1) fees	.54%	(e)	.60%	(e)
Net investment income	3.16%	(e)	4.18%	(e)
Portfolio turnover rate	117%	(f)	242%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .60%, .60% and 4.18%, respectively, for the period ended October 31, 2011. Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended April 30,		Year Ended October 31,			January 14, 2008(b) through October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.44		$14.29	$13.20	$11.26	$12.71
Income (loss) from investment operations:
Net investment income	.17		.51	.54	.52	.46
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.27		.33	1.04	1.97	(1.46)
Total from investment operations	.44		.84	1.58	2.49	(1.00)
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.53)	(.49)	(.55)	(.45)
Distributions from net realized gains	(.32)		(.16)	-	-	-
Total dividends and distributions	(.55)		(.69)	(.49)	(.55)	(.45)
Capital Contributions (Note 6)	-		-	- (c)	-	-
Net asset value, end of period	$14.33		$14.44	$14.29	$13.20	$11.26
Total Return(d):	3.19%		6.09%	12.17%	22.64%	(8.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,245		$2,248	$952	$1	$1
Average net assets (000)	$3,881		$1,445	$329	$1	$1
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.10%	(g)	1.10%	1.10%	1.10%	1.16%	(g)
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.60%	.66%	(g)
Net investment income	2.60%	(g)	3.65%	3.79%	4.31%	5.85%	(g)
Portfolio turnover rate	117%	(h)	242%	185%	397%	512%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.12%, .62% and 2.58%, respectively, for the six months ended April 30, 2012, 1.22%, .72% and 3.53%, respectively, for the year ended October 31, 2011, 1.22%, .72% and 3.67%, respectively, for the year ended October 31, 2010, 1.32%, .82% and 4.09%, respectively, for the year ended October 31, 2009 and 1.32%, .82% and 5.69%, respectively, for the period ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	113

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,				March 5, 2007(b) through October 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.45		$14.30	$13.23	$11.28	$12.62	$12.69
Income (loss) from investment operations:
Net investment income	.20		.55	.58	.55	.64	.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.26		.32	1.01	1.99	(1.38)	(.07)
Total from investment operations	.46		.87	1.59	2.54	(.74)	.37
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.56)	(.53)	(.60)	(.61)	(.45)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-
Total dividends and distributions	(.57)		(.72)	(.53)	(.60)	(.61)	(.45)
Capital Contributions (Note 2 & 6)	-	(d)	- (d)	.01	.01	.01	.01
Net asset value, end of period	$14.34		$14.45	$14.30	$13.23	$11.28	$12.62
Total Return(e):	3.31%		6.34%	12.33%	23.26%	(6.06)%	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,454		$2,156	$4,381	$6,494	$8,229	$11,879
Average net assets (000)	$1,799		$3,072	$5,043	$7,270	$10,631	$12,751
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.85%	(g)	.85%	.85%	.85%	.85%	.76%	(g)
Expenses, excluding distribution and service (12b-1) fees	.60%	(g)	.60%	.60%	.60%	.66%	.76%	(g)
Net investment income	2.83%	(g)	3.93%	4.28%	4.64%	5.15%	5.34%	(g)
Portfolio turnover rate	117%	(h)	242%	185%	397%	512%	326%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits. Total return has not been adjusted to reflect the manager payment for sales charges in excess of the regulatory limits.

(d) Less than $.005 per share.

(e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .87%, .62% and 2.81%, respectively, for the six months ended April 30, 2012, .97%, .72% and 3.81%, respectively, for the year ended October 31, 2011, ..97%, .72% and 4.16%, respectively, for the year ended October 31, 2010, 1.07%, .82% and 4.41%, respectively, for the year ended October 31, 2009 and 1.01%, .82% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				Ten-Month Period Ended October 31,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)(b)		2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.37		$14.24	$13.18	$11.24	$12.60	$12.57		$12.66
Income (loss) from investment operations:
Net investment income	.22		.57	.60	.58	.64	.56		.63
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.24		.32	1.02	1.97	(1.37)	.02		(.06)
Total from investment operations	.46		.89	1.62	2.55	(.73)	.58		.57
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.60)	(.56)	(.61)	(.63)	(.55)		(.66)
Distributions from net realized gains	(.32)		(.16)	-	-	-	-		-
Total dividends and distributions	(.58)		(.76)	(.56)	(.61)	(.63)	(.55)		(.66)
Capital Contributions (Note 6)	-		-	- (c)	-	-	-		-
Net asset value, end of period	$14.25		$14.37	$14.24	$13.18	$11.24	$12.60		$12.57
Total Return(d):	3.39%		6.49%	12.58%	23.35%	(6.13)%	4.51%		4.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$595,159		$368,914	$153,727	$60,279	$23,658	$16,233		$14,871
Average net assets (000)	$488,681		$186,108	$99,628	$31,795	$22,302	$15,145		$15,799
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.60%	.66%	.76%	(f)	.88%
Expenses, excluding distribution and service (12b-1) fees	.60%	(f)	.60%	.60%	.60%	.66%	.76%	(f)	.88%
Net investment income	3.09%	(f)	4.15%	4.42%	4.86%	5.19%	5.35%	(f)	5.16%
Portfolio turnover rate	117%	(g)	242%	185%	397%	512%	326%	(g)	387%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31. (c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Net of expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .62%, .62% and 3.07%, respectively, for the six months ended April 30, 2012, .72%, .72% and 4.03%, respectively, for the year ended October 31, 2011, .72%, .72% and 4.30%, respectively, for the year ended October 31, 2010, .82%, .82% and 4.65%, respectively, for the year ended October 31, 2009 and .82%, .82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	115

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

SHARE CLASS	A	B	C	L	Q	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	DTRLX	PTRQX	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B504	74440B884	74440B801	74440B702	74440B405

MF166E2    0226476-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not
applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Total Return Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 21, 2012